Schedule of Investments
Invesco Emerging Markets Revenue ETF (REEM)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-90.42%
Argentina-0.18%
Banco Macro S.A., ADR	6	$184
Globant S.A.(a)	7	859
Grupo Financiero Galicia S.A., ADR	11	158
Telecom Argentina S.A., ADR	207	2,335
YPF S.A., ADR	1,882	17,672
		21,208
Brazil-5.50%
Ambev S.A.	4,197	17,532
Atacadao S.A.	4,372	23,112
B2W Cia Digital(a)	164	2,733
B3 S.A. - Brasil, Bolsa, Balcao	200	2,256
Banco Bradesco S.A.	5,187	38,054
Banco Bradesco S.A., Preference Shares	4,860	37,406
Banco BTG Pactual S.A.	100	1,755
Banco do Brasil S.A.	5,083	57,738
Banco Santander Brasil S.A.	2,716	26,739
BB Seguridade Participacoes S.A.	100	814
BR Malls Participacoes S.A.	200	861
Braskem S.A., Class A, Preference Shares	1,287	9,502
BRF S.A.(a)	1,241	8,872
CCR S.A.	900	3,842
Centrais Eletricas Brasileiras S.A.	536	4,919
Centrais Eletricas Brasileiras S.A., Class B, Preference Shares	35	335
Cia Brasileira de Distribuicao, Preference Shares	577	11,488
Cia de Saneamento Basico do Estado de Sao Paulo	448	6,395
Cia Energetica de Minas Gerais, Preference Shares	1,800	6,297
Cia Siderurgica Nacional S.A.	3,138	9,473
Cielo S.A.	2,230	3,689
Cogna Educacao	800	2,175
Cosan S.A.	200	3,730
Embraer S.A.	1,293	5,489
Energisa S.A.	300	3,873
ENGIE Brasil Energia S.A.	209	2,546
Equatorial Energia S.A.	874	4,876
Gerdau S.A., Preference Shares	2,717	12,748
Hapvida Participacoes e Investimentos S.A.(b)	102	1,434
Hypera S.A.	140	1,165
IRB Brasil Resseguros S.A.	220	2,308
Itau Unibanco Holding S.A., Preference Shares	3,725	28,609
Itausa - Investimentos Itau S.A., Preference Shares	200	602
Klabin S.A.	700	3,399
Localiza Rent a Car S.A.	315	3,953
Lojas Americanas S.A., Preference Shares	896	5,777
Lojas Renner S.A.	262	3,522
Magazine Luiza S.A.	544	7,104
Multiplan Empreendimentos Imobiliarios S.A.	100	812
Natura & Co. Holding S.A.	600	6,681
Notre Dame Intermedica Participacoes S.A.	200	3,286
Petrobras Distribuidora S.A.	4,980	33,563
Petroleo Brasileiro S.A.	8,282	58,821
Petroleo Brasileiro S.A., Preference Shares	6,862	45,685
Porto Seguro S.A.	370	5,726
Raia Drogasil S.A.	209	6,075
Rumo S.A.(a)	400	2,172
Sul America S.A.	416	6,133
	Shares	Value
Brazil-(continued)
Suzano S.A.	706	$6,554
Telefonica Brasil S.A., Preference Shares	716	9,951
TIM Participacoes S.A.	1,855	7,271
Ultrapar Participacoes S.A.	6,348	37,524
Vale S.A.	4,319	50,808
WEG S.A.	600	5,534
		653,718
Chile-1.19%
Aguas Andinas S.A., Class A	1,894	710
Banco de Chile	47,503	4,675
Banco de Credito e Inversiones S.A.	106	4,423
Banco Santander Chile	94,749	4,685
Cencosud S.A.	13,743	16,991
Cia Cervecerias Unidas S.A.	362	3,194
Colbun S.A.	11,627	1,692
Embotelladora Andina S.A., Class B, Preference Shares	518	1,352
Empresa Nacional de Telecomunicaciones S.A.(a)	547	3,586
Empresas CMPC S.A.	3,228	7,397
Empresas COPEC S.A.	3,570	31,833
Enel Americas S.A.	122,176	24,062
Enel Chile S.A.	69,579	6,595
Itau CorpBanca	756,485	3,675
Latam Airlines Group S.A.	1,122	9,315
SACI Falabella	4,218	16,540
Sociedad Quimica y Minera de Chile S.A., Class B, Preference Shares	42	1,170
		141,895
China-32.71%
360 Security Technology, Inc., A Shares	100	336
3SBio, Inc.(a)(b)	698	892
51job, Inc., ADR(a)	11	794
58.com, Inc., ADR(a)	22	1,224
AAC Technologies Holdings, Inc.	455	3,180
Accelink Technologies Co. Ltd.	100	415
AECC Aero-Engine Control Co. Ltd.	100	184
AECC Aviation Power Co. Ltd., A Shares	300	927
Agile Group Holdings Ltd.	7,981	10,529
Agricultural Bank of China Ltd., A Shares	66,718	33,253
Agricultural Bank of China Ltd., H Shares	40,650	15,678
Aier Eye Hospital Group Co. Ltd., A Shares	100	553
Air China Ltd., A Shares	3,000	3,308
Air China Ltd., H Shares	9,642	7,843
Aisino Corp., A Shares	300	955
Alibaba Group Holding Ltd., ADR(a)	428	88,421
Alibaba Health Information Technology Ltd.(a)	1,666	2,340
Aluminum Corp. of China Ltd., A Shares(a)	11,900	5,435
Aluminum Corp. of China Ltd., H Shares(a)	28,427	8,290
Angang Steel Co. Ltd., A Shares	8,730	3,732
Angel Yeast Co. Ltd., A Shares	100	398
Anhui Conch Cement Co. Ltd., A Shares	700	4,558
Anhui Conch Cement Co. Ltd., H Shares	1,030	6,563
ANTA Sports Products Ltd.	602	5,202
Anxin Trust Co. Ltd., A Shares(a)	100	51
Autohome, Inc., ADR(a)	17	1,300
AVIC Aircraft Co. Ltd., A Shares	500	1,195
Avic Capital Co. Ltd., A Shares	400	253
AVIC Electromechanical Systems Co. Ltd.	500	486
AVIC Jonhon Optronic Technology Co. Ltd.	100	536
AVIC Shenyang Aircraft Co. Ltd., A Shares(a)	200	829

Invesco Emerging Markets Revenue ETF (REEM)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
China-(continued)
AviChina Industry & Technology Co. Ltd., H Shares	16,758	$6,981
Avicopter PLC, A Shares	100	634
BAIC BluePark New Energy Technology Co. Ltd., A Shares(a)	1,300	1,128
BAIC Motor Corp. Ltd., H Shares(b)	16,075	7,920
Baidu, Inc., ADR(a)	137	16,928
Bank of Beijing Co. Ltd., A Shares	5,700	4,348
Bank of Chengdu Co. Ltd., A Shares	300	364
Bank of China Ltd., A Shares	47,460	24,367
Bank of China Ltd., H Shares	121,310	46,915
Bank of Communications Co. Ltd., A Shares	11,600	8,970
Bank of Communications Co. Ltd., H Shares	60,971	38,872
Bank of Guiyang Co. Ltd., A Shares	720	881
Bank of Hangzhou Co. Ltd., A Shares	1,200	1,531
Bank of Jiangsu Co. Ltd., A Shares	3,700	3,634
Bank of Nanjing Co. Ltd., A Shares	2,000	2,288
Bank of Ningbo Co. Ltd., A Shares	500	1,859
Bank of Shanghai Co. Ltd., A Shares	2,820	3,558
Baoshan Iron & Steel Co. Ltd., A Shares	14,900	11,228
Baozun, Inc., ADR(a)	21	632
BBMG Corp., A Shares	5,800	2,712
BBMG Corp., H Shares	13,425	3,596
Beijing Capital Development Co. Ltd., A Shares	1,500	1,548
Beijing Capital International Airport Co. Ltd., H Shares	1,666	1,341
Beijing Dabeinong Technology Group Co. Ltd., A Shares	400	329
Beijing Enlight Media Co. Ltd.	100	146
Beijing Enterprises Holdings Ltd.	2,511	10,970
Beijing Enterprises Water Group Ltd.(a)	9,996	4,464
Beijing New Building Materials PLC	200	692
Beijing Oriental Yuhong Waterproof Technology Co. Ltd.	200	742
Beijing Originwater Technology Co. Ltd.	400	484
Beijing Sanju Environmental Protection and New Material Co. Ltd.	400	343
Beijing Shunxin Agriculture Co. Ltd., A Shares	100	737
Beijing Sinnet Technology Co. Ltd.	100	299
Beijing SL Pharmaceutical Co. Ltd.	100	209
Beijing Tongrentang Co. Ltd., A Shares	100	394
Beijing Yanjing Brewery Co. Ltd.	400	354
BEST, Inc., ADR(a)	690	3,664
BOE Technology Group Co. Ltd., A Shares	7,500	5,069
Bohai Leasing Co. Ltd.(a)	3,200	1,539
Bosideng International Holdings Ltd.	3,332	1,094
Brilliance China Automotive Holdings Ltd.	1,112	986
BTG Hotels Group Co. Ltd., A Shares	200	464
BYD Co. Ltd., A Shares	500	4,111
BYD Co. Ltd., H Shares	1,853	9,692
BYD Electronic International Co. Ltd.	4,781	9,120
By-Health Co. Ltd.	100	238
Caitong Securities Co. Ltd., A Shares	100	151
Centre Testing International Group Co. Ltd., A Shares	100	232
CGN Power Co. Ltd., H Shares(b)	9,996	2,459
Changjiang Securities Co. Ltd., A Shares	200	191
Chaozhou Three-Circle Group Co. Ltd., A Shares	100	338
Chengdu Xingrong Environment Co. Ltd.	200	125
	Shares	Value
China-(continued)
China Aerospace Times Electronics Co. Ltd., A Shares(a)	700	$612
China Agri-Industries Holdings Ltd.	54,806	29,373
China Aoyuan Group Ltd.	5,831	7,792
China Avionics Systems Co. Ltd., A Shares	100	207
China Cinda Asset Management Co. Ltd., H Shares	24,282	4,854
China CITIC Bank Corp. Ltd., A Shares	9,800	7,993
China CITIC Bank Corp. Ltd., H Shares	31,910	16,616
China Coal Energy Co. Ltd., H Shares	16,825	5,720
China Communications Construction Co. Ltd., A Shares	11,700	13,549
China Communications Construction Co. Ltd., H Shares	35,319	24,859
China Communications Services Corp. Ltd., H Shares	11,993	8,036
China Construction Bank Corp., A Shares	1,500	1,477
China Construction Bank Corp., H Shares	240,873	182,762
China East Education Holdings Ltd.(a)(b)	416	768
China Eastern Airlines Corp. Ltd., A Shares(a)	4,700	3,249
China Eastern Airlines Corp. Ltd., H Shares(a)	15,285	6,977
China Enterprise Co. Ltd., A Shares	1,100	705
China Everbright Bank Co. Ltd., A Shares	11,200	6,201
China Everbright Bank Co. Ltd., H Shares	23,593	9,458
China Everbright International Ltd.	6,664	4,721
China Everbright Ltd.	373	567
China Evergrande Group	30,613	67,393
China Film Co. Ltd., A Shares	100	195
China Fortune Land Development Co. Ltd., A Shares	900	3,327
China Galaxy Securities Co. Ltd., H Shares	2,082	1,032
China Gas Holdings Ltd.	2,156	8,479
China Gezhouba Group Co. Ltd., A Shares	4,700	4,102
China Grand Automotive Services Group Co. Ltd., A Shares	13,700	7,047
China Greatwall Technology Group Co. Ltd., A Shares	200	400
China Hongqiao Group Ltd.	31,235	15,306
China Huarong Asset Management Co. Ltd., H Shares(b)	72,807	9,546
China International Capital Corp. Ltd., H Shares(b)	1,000	1,729
China International Marine Containers Group Co. Ltd., A Shares	800	1,023
China International Travel Service Corp. Ltd., A Shares	200	2,299
China Jinmao Holdings Group Ltd.	8,898	5,957
China Jushi Co. Ltd., A Shares	300	405
China Lesso Group Holdings Ltd.	4,165	5,361
China Life Insurance Co. Ltd., A Shares	3,200	14,382
China Life Insurance Co. Ltd., H Shares	10,579	25,354
China Literature Ltd.(a)(b)	293	1,217
China Longyuan Power Group Corp. Ltd., H Shares	3,332	1,970
China Medical System Holdings Ltd.	833	1,110
China Meheco Co. Ltd., A Shares	700	1,345
China Mengniu Dairy Co. Ltd.(a)	3,386	12,371
China Merchants Bank Co. Ltd., A Shares	2,200	11,124
China Merchants Bank Co. Ltd., H Shares	2,736	13,198
China Merchants Energy Shipping Co. Ltd., A Shares	700	600
China Merchants Port Holdings Co. Ltd.	993	1,526

Invesco Emerging Markets Revenue ETF (REEM)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
China-(continued)
China Merchants Securities Co. Ltd., A Shares	200	$531
China Merchants Shekou Industrial Zone Holdings Co. Ltd., A Shares	1,200	3,021
China Minsheng Banking Corp. Ltd., A Shares	11,700	10,046
China Minsheng Banking Corp. Ltd., H Shares	17,161	11,974
China Mobile Ltd.	17,702	144,960
China Molybdenum Co. Ltd., A Shares	700	398
China Molybdenum Co. Ltd., H Shares	2,499	917
China National Accord Medicines Corp. Ltd.	200	1,430
China National Building Material Co. Ltd., H Shares	22,760	21,694
China National Chemical Engineering Co. Ltd., A Shares	3,700	3,677
China National Medicines Corp. Ltd., A Shares	400	1,677
China National Nuclear Power Co. Ltd., A Shares	2,400	1,636
China Northern Rare Earth Group High-Tech Co. Ltd., A Shares	500	698
China Oilfield Services Ltd., H Shares	1,666	2,421
China Overseas Land & Investment Ltd.	8,717	28,073
China Pacific Insurance (Group) Co. Ltd., A Shares	1,700	8,353
China Pacific Insurance (Group) Co. Ltd., H Shares	4,924	16,386
China Petroleum & Chemical Corp., A Shares	125,855	88,096
China Petroleum & Chemical Corp., H Shares	203,757	107,536
China Power International Development Ltd.	24,154	4,683
China Railway Construction Corp. Ltd., A Shares	18,244	23,751
China Railway Construction Corp. Ltd., H Shares	20,778	20,162
China Railway Group Ltd., A Shares	30,700	23,684
China Railway Group Ltd., H Shares	46,801	25,522
China Railway Hi-tech Industry Co. Ltd., A Shares	500	732
China Railway Signal & Communication Corp. Ltd., H Shares(b)	2,499	1,202
China Reinsurance Group Corp., H Shares	23,324	3,312
China Resources Beer Holdings Co. Ltd.	1,270	5,888
China Resources Cement Holdings Ltd.	5,515	6,179
China Resources Double Crane Pharmaceutical Co. Ltd., A Shares	200	406
China Resources Gas Group Ltd.	1,696	8,924
China Resources Land Ltd.	5,817	24,219
China Resources Pharmaceutical Group Ltd.(b)	38,815	32,452
China Resources Power Holdings Co. Ltd.	9,335	12,513
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., A Shares	100	535
China Shenhua Energy Co. Ltd., A Shares	3,200	7,718
China Shenhua Energy Co. Ltd., H Shares	4,137	7,272
China Shipbuilding Industry Co. Ltd., A Shares	2,200	1,566
China South Publishing & Media Group Co. Ltd., A Shares	100	174
China Southern Airlines Co. Ltd., A Shares	4,200	3,642
China Southern Airlines Co. Ltd., H Shares	12,611	6,922
China Spacesat Co. Ltd., A Shares	100	423
China State Construction Engineering Corp. Ltd., A Shares	68,222	51,233
China State Construction International Holdings Ltd.	11,041	8,741
China Taiping Insurance Holdings Co. Ltd.	13,946	28,996
China Telecom Corp. Ltd., H Shares	30,590	11,881
	Shares	Value
China-(continued)
China Tower Corp. Ltd., H Shares(b)	18,324	$3,813
China Traditional Chinese Medicine Holdings Co. Ltd.	4,332	2,016
China TransInfo Technology Co. Ltd., A Shares	200	629
China Unicom Hong Kong Ltd.	59,201	49,368
China United Network Communications Ltd., A Shares	13,500	10,651
China Vanke Co. Ltd., A Shares	2,900	11,547
China Vanke Co. Ltd., H Shares	2,441	8,581
China Yangtze Power Co. Ltd., A Shares	700	1,721
China Zhongwang Holdings Ltd.	13,192	4,353
Chinese Universe Publishing and Media Group Co. Ltd., A Shares	200	411
Chongqing Changan Automobile Co. Ltd., A Shares	1,600	2,107
Chongqing Rural Commercial Bank Co. Ltd., H Shares	4,427	2,024
Chongqing Zhifei Biological Products Co. Ltd., A Shares	100	856
CIFI Holdings Group Co. Ltd.	11,662	8,001
CITIC Guoan Information Industry Co. Ltd., A Shares(a)	200	96
CITIC Ltd.	93,236	104,702
CITIC Securities Co. Ltd., A Shares	600	1,985
CITIC Securities Co. Ltd., H Shares	1,111	2,138
CNOOC Ltd.	28,317	42,906
Contemporary Amperex Technology Co. Ltd., A Shares	200	3,589
COSCO SHIPPING Development Co. Ltd., A Shares	500	170
COSCO SHIPPING Energy Transportation Co. Ltd., A Shares	400	313
COSCO SHIPPING Energy Transportation Co. Ltd., H Shares	1,666	723
COSCO SHIPPING Holdings Co. Ltd., A Shares(a)	6,600	4,298
COSCO SHIPPING Holdings Co. Ltd., H Shares(a)	16,659	5,916
COSCO SHIPPING Ports Ltd.	1,666	1,176
Country Garden Holdings Co. Ltd.	62,133	78,701
CRRC Corp. Ltd., A Shares	7,400	7,041
CRRC Corp. Ltd., H Shares	9,749	6,390
CSC Financial Co. Ltd., A Shares	200	920
CSPC Pharmaceutical Group Ltd.	1,293	2,859
Dali Foods Group Co. Ltd.(b)	6,328	4,428
Dalian Port PDA Co. Ltd., A Shares	500	137
Daqin Railway Co. Ltd., A Shares	2,800	3,075
Datang International Power Generation Co. Ltd., H Shares	27,986	4,855
Dawning Information Industry Co. Ltd., A Shares	100	582
DHC Software Co. Ltd., A Shares	200	396
Dong-E-E-Jiao Co. Ltd., A Shares	100	493
Dongfang Electric Corp. Ltd., A Shares	800	990
Dongfeng Motor Group Co. Ltd., H Shares	5,901	4,417
Dongxing Securities Co. Ltd., A Shares	100	170
East Money Information Co. Ltd., A Shares	100	207
ENN Energy Holdings Ltd.	1,183	13,773
Everbright Securities Co. Ltd., A Shares	200	345
Fangda Carbon New Material Co. Ltd., A Shares(a)	149	232

Invesco Emerging Markets Revenue ETF (REEM)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
China-(continued)
Far East Horizon Ltd.	5,596	$4,944
Fiberhome Telecommunication Technologies Co. Ltd., A Shares	200	727
Financial Street Holdings Co. Ltd., A Shares	800	834
First Capital Securities Co. Ltd., A Shares	100	107
Focus Media Information Technology Co. Ltd., A Shares	300	245
Foshan Haitian Flavouring & Food Co. Ltd.	100	1,516
Fosun International Ltd.	18,739	24,825
Founder Securities Co. Ltd., A Shares	200	227
Foxconn Industrial Internet Co. Ltd., A Shares	7,200	20,517
Fujian Sunner Development Co. Ltd.	200	597
Fuyao Glass Industry Group Co. Ltd., A Shares	100	347
Fuyao Glass Industry Group Co. Ltd., H Shares(b)	311	885
Ganfeng Lithium Co. Ltd.	100	594
GCL System Integration Technology Co. Ltd.(a)	400	341
GD Power Development Co. Ltd., A Shares	10,800	3,409
GDS Holdings Ltd., ADR(a)	17	879
Geely Automobile Holdings Ltd.	9,999	15,949
GEM Co. Ltd.	800	648
Gemdale Corp., A Shares	1,200	2,156
GF Securities Co. Ltd., A Shares	200	412
GF Securities Co. Ltd., H Shares	746	815
Giant Network Group Co. Ltd.	100	255
GoerTek, Inc., A Shares	400	1,337
GOME Retail Holdings Ltd.(a)	133,031	12,260
Grandjoy Holdings Group Co. Ltd., A Shares	900	803
Great Wall Motor Co. Ltd., H Shares	7,160	4,744
Gree Electric Appliances, Inc. of Zhuhai, A Shares	900	7,844
Greenland Holdings Corp. Ltd., A Shares	15,700	14,287
Greentown Service Group Co. Ltd.(b)	1,666	1,762
GRG Banking Equipment Co. Ltd., A Shares	200	289
Guangdong Haid Group Co. Ltd.	300	1,455
Guangdong HEC Technology Holding Co. Ltd., A Shares	500	674
Guangdong Investment Ltd.	1,036	2,096
Guanghui Energy Co. Ltd., A Shares	500	226
Guangshen Railway Co. Ltd., A Shares	700	283
Guangzhou Automobile Group Co. Ltd., A Shares	900	1,365
Guangzhou Automobile Group Co. Ltd., H Shares	3,164	3,177
Guangzhou Baiyun International Airport Co. Ltd., A Shares	100	208
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., A Shares	400	2,181
Guangzhou Haige Communications Group, Inc. Co., A Shares	100	170
Guangzhou R&F Properties Co. Ltd., H Shares	2,811	4,222
Guizhou Bailing Group Pharmaceutical Co. Ltd.	100	132
Guosen Securities Co. Ltd., A Shares	200	342
Guotai Junan Securities Co. Ltd., A Shares	200	489
Guotai Junan Securities Co. Ltd., H Shares(b)	500	793
Guoxuan High-Tech Co. Ltd.	200	698
Guoyuan Securities Co. Ltd., A Shares	100	122
Haidilao International Holding Ltd.(b)	833	3,189
Haier Smart Home Co. Ltd., A Shares	2,800	7,093
	Shares	Value
China-(continued)
Haitian International Holdings Ltd.	1,209	$2,595
Haitong Securities Co. Ltd., A Shares	600	1,209
Haitong Securities Co. Ltd., H Shares	2,082	2,014
Hangzhou Hikvision Digital Technology Co. Ltd., A Shares	300	1,495
Hangzhou Robam Appliances Co. Ltd., A Shares	100	460
Hangzhou Silan Microelectronics Co. Ltd., A Shares	100	239
Heilongjiang Agriculture Co. Ltd.	100	138
Henan Shuanghui Investment & Development Co. Ltd., A Shares	400	1,667
Hengan International Group Co. Ltd.	537	3,905
Hengli Petrochemical Co. Ltd., A Shares	1,340	3,206
Hengtong Optic-electric Co. Ltd., A Shares	500	1,139
Hengyi Petrochemical Co. Ltd., A Shares	1,700	3,205
Hesteel Co. Ltd., A Shares	14,400	4,879
HLA Corp. Ltd., A Shares	300	315
Holitech Technology Co. Ltd.	800	687
Hongfa Technology Co. Ltd.	100	483
Hua Hong Semiconductor Ltd.(b)	833	1,990
Huaan Securities Co. Ltd., A Shares	100	96
Huadian Power International Corp. Ltd., A Shares	5,500	2,779
Huadian Power International Corp. Ltd., H Shares	8,662	2,851
Huadong Medicine Co. Ltd., A Shares	220	657
Huaneng Power International, Inc., A Shares	5,700	4,396
Huaneng Power International, Inc., H Shares	20,093	9,504
Huaneng Renewables Corp. Ltd., H Shares	3,332	1,369
Huatai Securities Co. Ltd., A Shares	200	530
Huatai Securities Co. Ltd., H Shares(b)	666	1,047
Huaxi Securities Co. Ltd., A Shares	100	147
Huaxia Bank Co. Ltd., A Shares	5,200	5,437
Huaxin Cement Co. Ltd., A Shares	200	584
Huayu Automotive Systems Co. Ltd., A Shares	1,500	5,634
Huazhu Group Ltd., ADR	63	2,174
Hubei Biocause Pharmaceutical Co. Ltd., A Shares	1,100	1,011
Hubei Energy Group Co. Ltd., A Shares	400	220
Hubei Jumpcan Pharmaceutical Co. Ltd.	100	381
Hubei Kaile Science & Technology Co. Ltd., A Shares	300	537
Hunan Valin Steel Co. Ltd.(a)	6,700	4,070
HUYA, Inc., ADR(a)	16	286
Hytera Communications Corp. Ltd., A Shares	200	231
Iflytek Co. Ltd., A Shares	100	492
Industrial & Commercial Bank of China Ltd., A Shares	41,432	33,287
Industrial & Commercial Bank of China Ltd., H Shares	76,688	51,044
Industrial Bank Co. Ltd., A Shares	4,700	12,055
Industrial Securities Co. Ltd., A Shares	300	287
Inner Mongolia BaoTou Steel Union Co. Ltd., A Shares	14,300	2,505
Inner Mongolia First Machinery Group Co. Ltd., A Shares	300	454
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., A Shares(a)	300	123
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., A Shares	1,400	501

Invesco Emerging Markets Revenue ETF (REEM)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
China-(continued)
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares	700	$3,001
Inner Mongolia Yitai Coal Co. Ltd., B Shares	3,300	2,486
Inspur Electronic Information Industry Co. Ltd., A Shares	400	1,922
iQIYI, Inc., ADR(a)	114	2,535
JD.com, Inc., ADR(a)	2,448	92,265
Jiangsu Changshu Rural Commercial Bank Co. Ltd.	300	343
Jiangsu Hengrui Medicine Co. Ltd., A Shares	100	1,223
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., A Shares	100	1,486
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd.	100	357
Jiangsu Zhongnan Construction Group Co. Ltd.	1,600	1,980
Jiangsu Zhongtian Technology Co. Ltd., A Shares	1,200	1,394
Jiangxi Copper Co. Ltd., A Shares	2,400	5,030
Jiangxi Copper Co. Ltd., H Shares	14,262	16,728
Jiangxi Zhengbang Technology Co. Ltd., A Shares	300	558
Jilin Aodong Pharmaceutical Group Co. Ltd.	100	229
Jinduicheng Molybdenum Co. Ltd., A Shares	200	199
Jinke Properties Group Co. Ltd., A Shares	2,100	2,036
Joincare Pharmaceutical Group Industry Co. Ltd., A Shares	300	435
Jointown Pharmaceutical Group Co. Ltd., A Shares	1,900	4,391
JOYY, Inc., ADR(a)	60	3,632
Juneyao Airlines Co. Ltd.	300	540
Kaisa Group Holdings Ltd.(a)	19,823	8,218
Kingboard Holdings Ltd.	2,842	7,508
Kingdee International Software Group Co. Ltd.	833	893
Kingsoft Corp. Ltd.(a)	497	1,503
Kunlun Energy Co. Ltd.	23,933	18,532
KWG Group Holdings Ltd.	2,499	3,235
Lee & Man Paper Manufacturing Ltd.	7,497	5,179
Legend Holdings Corp., H Shares(b)	18,603	34,606
Lenovo Group Ltd.	92,224	60,128
Lens Technology Co. Ltd., A Shares	500	1,469
Lepu Medical Technology Beijing Co. Ltd., A Shares	100	454
Leyard Optoelectronic Co. Ltd., A Shares	300	323
Li Ning Co. Ltd.	833	2,442
Liaoning Cheng Da Co. Ltd., A Shares(a)	200	452
Lingyi iTech Guangdong Co., A Shares(a)	500	926
Logan Property Holdings Co. Ltd.	6,332	9,581
Lomon Billions Group Co. Ltd., A Shares	200	450
Longfor Group Holdings Ltd.(b)	5,807	24,477
LONGi Green Energy Technology Co. Ltd., A Shares	300	1,250
Luxi Chemical Group Co. Ltd.	600	807
Luxshare Precision Industry Co. Ltd., A Shares	290	1,864
Luye Pharma Group Ltd.(b)	1,249	800
Maanshan Iron & Steel Co. Ltd., A Shares	6,500	2,601
Maanshan Iron & Steel Co. Ltd., H Shares	9,995	3,534
Mango Excellent Media Co. Ltd., A Shares(a)	170	1,110
Meinian Onehealth Healthcare Holdings Co. Ltd., A Shares	120	236
	Shares	Value
China-(continued)
Meituan Dianping, B Shares(a)(b)	1,112	$14,095
Metallurgical Corp. of China Ltd., A Shares	28,200	10,661
Metallurgical Corp. of China Ltd., H Shares	40,646	7,909
Midea Group Co. Ltd., A Shares	1,200	9,093
Momo, Inc., ADR	72	2,203
Muyuan Foodstuff Co. Ltd.	100	1,148
NanJi E-Commerce Co. Ltd.(a)	100	140
Nanjing Iron & Steel Co. Ltd., A Shares	4,000	1,799
Nanjing Securities Co. Ltd., A Shares	100	176
NARI Technology Co. Ltd., A Shares	200	514
NetEase, Inc., ADR	48	15,396
New China Life Insurance Co. Ltd., A Shares	500	3,293
New China Life Insurance Co. Ltd., H Shares	1,982	7,403
New Hope Liuhe Co. Ltd., A Shares	900	2,196
New Oriental Education & Technology Group, Inc., ADR(a)	36	4,376
Newland Digital Technology Co. Ltd., A Shares	100	257
Nexteer Automotive Group Ltd.	5,294	3,878
Ninestar Corp., A Shares	100	554
Ningbo Joyson Electronic Corp.	1,200	3,598
Ningbo Zhoushan Port Co. Ltd., A Shares	1,200	613
NIO, Inc., ADR(a)	321	1,213
Noah Holdings Ltd., ADR(a)	11	373
Northeast Securities Co. Ltd.	300	359
Oceanwide Holdings Co. Ltd., A Shares	200	128
Offshore Oil Engineering Co. Ltd., A Shares	300	301
OFILM Group Co. Ltd., A Shares(a)	1,100	2,785
Orient Securities Co. Ltd., A Shares	200	286
Oriental Pearl Group Co. Ltd., A Shares	200	295
Pacific Securities Co. Ltd., A Shares(a)	200	99
Pangang Group Vanadium Titanium & Resources Co. Ltd., A Shares(a)	1,500	557
Peoples Insurance Co. Group of China Ltd. (The), H Shares	42,837	15,301
Perfect World Co. Ltd., A Shares	100	674
PetroChina Co. Ltd., A Shares	102,081	81,345
PetroChina Co. Ltd., H Shares	111,788	49,247
PICC Property & Casualty Co. Ltd., H Shares	17,897	19,110
Pinduoduo, Inc., ADR(a)	53	1,867
Ping An Bank Co. Ltd., A Shares	3,300	6,973
Ping An Healthcare and Technology Co. Ltd.(a)(b)	83	714
Ping An Insurance (Group) Co. of China Ltd., A Shares	1,200	13,937
Ping An Insurance (Group) Co. of China Ltd., H Shares	4,726	53,478
Poly Developments and Holdings Group Co. Ltd., A Shares	3,600	7,460
Postal Savings Bank of China Co. Ltd., H Shares(b)	29,984	18,611
Power Construction Corp. of China Ltd., A Shares	20,100	11,478
Qudian, Inc., ADR(a)	172	495
RiseSun Real Estate Development Co. Ltd., A Shares	1,900	2,373
Rongsheng Petro Chemical Co. Ltd., A Shares	2,200	3,618
SAIC Motor Corp. Ltd., A Shares	9,472	29,758
Sanan Optoelectronics Co. Ltd., A Shares	100	335
Sansteel Minguang Co. Ltd. Fujian, A Shares	1,300	1,524
Sany Heavy Industry Co. Ltd., A Shares	1,300	2,817
SDIC Capital Co. Ltd., A Shares	200	390

Invesco Emerging Markets Revenue ETF (REEM)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
China-(continued)
SDIC Power Holdings Co. Ltd., A Shares	1,300	$1,495
Sealand Securities Co. Ltd.	300	195
Seazen Group Ltd.(a)	10,118	10,134
Seazen Holdings Co. Ltd., A Shares	400	1,839
Semiconductor Manufacturing International Corp.(a)	2,871	5,199
SF Holding Co. Ltd., A Shares	700	3,876
Shaanxi Coal Industry Co. Ltd., A Shares	2,000	2,326
Shandong Buchang Pharmaceuticals Co. Ltd., A Shares	130	387
Shandong Gold Mining Co. Ltd., A Shares	420	1,954
Shandong Hualu Hengsheng Chemical Co. Ltd., A Shares	200	502
Shandong Linglong Tyre Co. Ltd., A Shares	200	613
Shandong Nanshan Aluminum Co. Ltd., A Shares	2,700	848
Shandong Sun Paper Industry JSC Ltd.	700	917
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	2,092	2,495
Shandong Xinchao Energy Corp. Ltd.(a)	700	201
Shanghai 2345 Network Holding Group Co. Ltd., A Shares	130	57
Shanghai AJ Group Co. Ltd., A Shares	100	126
Shanghai Construction Group Co. Ltd., A Shares	15,300	7,322
Shanghai Electric Group Co. Ltd., A Shares	4,700	3,219
Shanghai Electric Group Co. Ltd., H Shares	13,119	3,886
Shanghai Electric Power Co. Ltd., A Shares	800	839
Shanghai Fosun Pharmaceutical Group Co. Ltd., A Shares	200	752
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	416	1,110
Shanghai Industrial Holdings Ltd.	2,704	4,762
Shanghai International Port Group Co. Ltd., A Shares	1,800	1,306
Shanghai Jahwa United Co. Ltd., A Shares	100	400
Shanghai Jinjiang International Hotels Co. Ltd., A Shares	200	717
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., B Shares	620	571
Shanghai M&G Stationery, Inc., A Shares	100	705
Shanghai Mechanical and Electrical Industry Co. Ltd., A Shares	300	685
Shanghai Pharmaceuticals Holding Co. Ltd., A Shares	1,700	4,618
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	6,025	11,210
Shanghai Pudong Development Bank Co. Ltd., A Shares	7,700	12,193
Shanghai Tunnel Engineering Co. Ltd., A Shares	1,300	1,068
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., A Shares	100	240
Shanghai Yuyuan Tourist Mart Group Co. Ltd., A Shares	1,400	1,497
Shanxi Lu’an Environmental Energy Development Co. Ltd., A Shares	1,000	948
Shanxi Meijin Energy Co. Ltd., A Shares(a)	600	640
Shanxi Securities Co. Ltd., A Shares	100	111
Shanxi Taigang Stainless Steel Co. Ltd.	5,000	2,708
Shanxi Xishan Coal & Electricity Power Co. Ltd., A Shares	1,600	1,253
	Shares	Value
China-(continued)
Shanying International Holding Co. Ltd., A Shares(a)	2,700	$1,272
Shenergy Co. Ltd., A Shares	1,400	1,103
Shenghe Resources Holding Co. Ltd., A Shares	200	222
Shengyi Technology Co. Ltd., A Shares	200	676
Shenwan Hongyuan Group Co. Ltd., A Shares	1,300	883
Shenzhen Airport Co. Ltd.	100	126
Shenzhen Energy Group Co. Ltd., A Shares	400	333
Shenzhen Hepalink Pharmaceutical Group Co. Ltd.	100	325
Shenzhen Inovance Technology Co. Ltd., A Shares	100	417
Shenzhen International Holdings Ltd.	750	1,499
Shenzhen Investment Ltd.	4,998	1,730
Shenzhen Kingdom Sci-Tech Co. Ltd., A Shares(a)	100	281
Shenzhen Overseas Chinese Town Co. Ltd., A Shares	1,200	1,178
Shenzhen Salubris Pharmaceuticals Co. Ltd., A Shares	100	268
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., A Shares	700	396
Shenzhou International Group Holdings Ltd.	357	4,714
Shijiazhuang Yiling Pharmaceutical Co. Ltd.	100	242
Shimao Property Holdings Ltd.	5,270	17,025
Shui On Land Ltd.	12,991	2,595
Siasun Robot & Automation Co. Ltd.	100	216
Sichuan Hebang Biotechnology Co. Ltd., A Shares(a)	1,100	231
Sichuan Kelun Pharmaceutical Co. Ltd., A Shares	100	354
Sichuan Languang Development Co. Ltd.	1,600	1,473
SINA Corp.(a)	77	2,983
Sino Biopharmaceutical Ltd.	2,783	3,700
Sinochem International Corp., A Shares	3,100	2,273
Sinolink Securities Co. Ltd., A Shares	100	123
Sino-Ocean Group Holding Ltd.	21,412	7,685
Sinopec Engineering Group Co. Ltd., H Shares	5,664	3,044
Sinopec Shanghai Petrochemical Co. Ltd., A Shares	4,700	2,604
Sinopec Shanghai Petrochemical Co. Ltd., H Shares	22,760	5,813
Sinopharm Group Co. Ltd., H Shares	9,043	29,389
Sinotrans Ltd., A Shares	3,700	2,127
Sinotrans Ltd., H Shares	14,327	4,377
Sinotruk Hong Kong Ltd.	6,990	11,946
SOHO China Ltd.	1,249	476
SooChow Securities Co. Ltd., A Shares	100	127
Southwest Securities Co. Ltd., A Shares	200	140
Spring Airlines Co. Ltd., A Shares	100	543
Sunac China Holdings Ltd.	6,368	30,706
Suning.com Co. Ltd., A Shares	7,200	10,021
Sunny Optical Technology Group Co. Ltd.	323	5,202
Sunwoda Electronic Co. Ltd.	400	1,340
Suofeiya Home Collection Co. Ltd., A Shares	100	271
Suzhou Dongshan Precision Manufacturing Co. Ltd., A Shares	300	1,216
Suzhou Gold Mantis Construction Decoration Co. Ltd., A Shares	1,000	1,223
Tahoe Group Co. Ltd.	1,500	1,160
TAL Education Group, ADR(a)	58	2,894

Invesco Emerging Markets Revenue ETF (REEM)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
China-(continued)
Tangshan Jidong Cement Co. Ltd.	700	$1,451
TangShan Port Group Co. Ltd., A Shares	1,200	418
Tasly Pharmaceutical Group Co. Ltd., A Shares	200	454
TBEA Co. Ltd., A Shares	1,600	1,433
TCL Corp., A Shares	8,200	5,893
Tech-Bank Food Co. Ltd.(a)	100	139
Tencent Holdings Ltd.	1,559	74,042
Tencent Music Entertainment Group, ADR(a)	62	787
Tian Di Science & Technology Co. Ltd., A Shares	1,700	743
Tianjin Zhonghuan Semiconductor Co. Ltd., A Shares	300	664
Tianma Microelectronics Co. Ltd., A Shares	600	1,398
Tianqi Lithium Corp., A Shares	100	423
Tingyi Cayman Islands Holding Corp.	7,477	12,521
Tonghua Dongbao Pharmaceutical Co. Ltd., A Shares	100	168
Tongkun Group Co. Ltd., A Shares	1,000	1,959
Tongling Nonferrous Metals Group Co. Ltd., A Shares	11,500	3,559
Tongwei Co. Ltd., A Shares	700	1,363
Towngas China Co. Ltd.(a)	3,332	2,058
Transfar Zhilian Co. Ltd.	400	392
Trip.com Group Ltd., ADR(a)	218	7,004
Tsingtao Brewery Co. Ltd., A Shares	100	686
Tsingtao Brewery Co. Ltd., H Shares	395	2,194
Tunghsu Optoelectronic Technology Co. Ltd., A Shares	1,200	525
Tus Environmental Science And Technology Development Co. Ltd., A Shares	200	250
Uni-President China Holdings Ltd.	4,332	4,402
Unisplendour Corp. Ltd., A Shares	500	2,286
Universal Scientific Industrial Shanghai Co. Ltd., A Shares	600	1,642
Vipshop Holdings Ltd., ADR(a)	1,215	15,467
Wanda Film Holding Co. Ltd.(a)	200	483
Wangsu Science & Technology Co. Ltd., A Shares	100	111
Wanhua Chemical Group Co. Ltd., A Shares	300	2,207
Want Want China Holdings Ltd.	4,743	3,901
Wanxiang Qianchao Co. Ltd., A Shares	200	164
Weibo Corp., ADR(a)	30	1,279
Weichai Power Co. Ltd., A Shares	2,700	4,967
Weichai Power Co. Ltd., H Shares	4,433	7,758
Weifu High-Technology Group Co. Ltd.	100	251
Wens Foodstuffs Group Co. Ltd., A Shares	400	1,857
Western Securities Co. Ltd., A Shares	100	130
Wuchan Zhongda Group Co. Ltd., A Shares	17,000	11,793
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., A Shares	100	460
Wuliangye Yibin Co. Ltd., A Shares	100	1,765
WUS Printed Circuit Kunshan Co. Ltd., A Shares	100	333
XCMG Construction Machinery Co. Ltd., A Shares	3,100	2,151
Xiamen C & D, Inc., A Shares	10,100	12,182
Xiamen Tungsten Co. Ltd., A Shares	400	702
Xiaomi Corp., B Shares(a)(b)	24,289	35,587
Xinhu Zhongbao Co. Ltd., A Shares	600	289
	Shares	Value
China-(continued)
Xinjiang Goldwind Science & Technology Co. Ltd., A Shares	600	$984
Xinjiang Goldwind Science & Technology Co. Ltd., H Shares	1,166	1,225
Xinjiang Zhongtai Chemical Co. Ltd.	3,600	3,141
Xinxing Ductile Iron Pipes Co. Ltd.	2,900	1,577
Xinyi Solar Holdings Ltd.	1,507	1,053
Xinyu Iron & Steel Co. Ltd.	3,400	2,221
Yango Group Co. Ltd.	2,500	2,370
Yantai Jereh Oilfield Services Group Co. Ltd.	100	513
Yanzhou Coal Mining Co. Ltd., A Shares	1,200	1,620
Yanzhou Coal Mining Co. Ltd., H Shares	5,940	4,380
Yifan Pharmaceutical Co. Ltd.	100	250
Yintai Gold Co. Ltd.	100	178
Yonghui Superstores Co. Ltd., A Shares	2,700	2,827
Yonyou Network Technology Co. Ltd., A Shares	100	451
Youzu Interactive Co. Ltd.	100	380
Yuan Longping High-tech Agriculture Co. Ltd.	100	248
Yuexiu Property Co. Ltd.	34,315	6,885
Yum China Holdings, Inc.	261	11,241
Yunda Holding Co. Ltd., A Shares	100	413
Yunnan Baiyao Group Co. Ltd., A Shares	100	1,253
Yunnan Tin Co. Ltd.	1,200	1,776
Yuzhou Properties Co. Ltd.	11,660	5,393
Zhaojin Mining Industry Co. Ltd., H Shares	416	480
Zhejiang Chint Electrics Co. Ltd., A Shares	300	1,128
Zhejiang Conba Pharmaceutical Co. Ltd., A Shares	200	181
Zhejiang Dahua Technology Co. Ltd., A Shares	200	559
Zhejiang Huahai Pharmaceutical Co. Ltd., A Shares(a)	100	257
Zhejiang Huayou Cobalt Co. Ltd., A Shares	130	876
Zhejiang Jiahua Energy Chemical Industry Co. Ltd.	200	281
Zhejiang Juhua Co. Ltd., A Shares	600	581
Zhejiang Longsheng Group Co. Ltd., A Shares	400	739
Zhejiang NHU Co. Ltd.	100	340
Zhejiang Sanhua Intelligent Controls Co. Ltd.	200	592
Zhejiang Semir Garment Co. Ltd., A Shares	500	658
Zhejiang Supor Co. Ltd.	100	984
Zhejiang Wanfeng Auto Wheel Co. Ltd.	400	409
Zhejiang Weixing New Building Materials Co. Ltd.	100	172
Zhengqi Financial Holding Corp., Rts., TBA(a)(c)	1,375	0
Zhengzhou Yutong Bus Co. Ltd., A Shares	600	1,336
Zhenro Properties Group Ltd.(b)	9,163	5,646
Zheshang Securities Co. Ltd., A Shares	200	290
ZhongAn Online P&C Insurance Co. Ltd., H Shares(a)(b)	167	533
Zhongjin Gold Corp. Ltd., A Shares	1,200	1,368
Zhongsheng Group Holdings Ltd.	6,389	23,634
Zhuzhou CRRC Times Electric Co. Ltd., H Shares	310	1,040
Zijin Mining Group Co. Ltd., A Shares	7,200	4,219
Zijin Mining Group Co. Ltd., H Shares	15,375	6,700
Zoomlion Heavy Industry Science and Technology Co. Ltd., A Shares	1,300	1,116
Zoomlion Heavy Industry Science and Technology Co. Ltd., H Shares	1,666	1,225

Invesco Emerging Markets Revenue ETF (REEM)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
China-(continued)
ZTE Corp., A Shares(a)	500	$2,750
ZTE Corp., H Shares(a)	1,300	4,199
ZTO Express Cayman, Inc., ADR	134	2,910
		3,889,657
Colombia-0.48%
Bancolombia S.A.	387	4,795
Bancolombia S.A., Preference Shares	319	4,163
Ecopetrol S.A.	30,914	28,702
Grupo Argos S.A.	801	4,088
Grupo Aval Acciones y Valores S.A., Preference Shares	9,884	4,185
Grupo de Inversiones Suramericana S.A.	800	7,474
Interconexion Electrica S.A. ESP	574	3,151
		56,558
Czech Republic-0.12%
CEZ A.S.	517	11,330
Komercni banka A.S.	77	2,647
Moneta Money Bank A.S.(b)	218	798
		14,775
Egypt-0.07%
Commercial International Bank Egypt S.A.E.	781	4,206
Eastern Co. S.A.E.	1,233	1,171
ElSewedy Electric Co.	3,959	2,826
		8,203
Greece-0.27%
Alpha Bank A.E.(a)	1,828	3,641
Eurobank Ergasias S.A.(a)	3,084	2,818
FF Group(a)(c)	235	0
Hellenic Telecommunications Organization S.A.	412	6,153
JUMBO S.A.	76	1,547
Motor Oil Hellas Corinth Refineries S.A.	597	12,675
National Bank of Greece S.A.(a)	855	2,704
OPAP S.A.	211	2,630
		32,168
Hong Kong-0.46%
China First Capital Group Ltd.(a)	1,666	53
Haier Electronics Group Co. Ltd.	5,859	17,561
Hutchison China MediTech Ltd., ADR(a)	12	295
Kingboard Laminates Holdings Ltd.	2,999	3,062
Nine Dragons Paper Holdings Ltd.	10,009	9,442
SSY Group Ltd.	662	609
Sun Art Retail Group Ltd.	15,978	19,013
Wharf Holdings Ltd. (The)	1,666	4,114
		54,149
Hungary-0.30%
Gedeon Richter PLC	129	2,763
MOL Hungarian Oil & Gas PLC	3,170	26,759
OTP Bank Nyrt	131	6,064
		35,586
Indonesia-1.29%
PT Ace Hardware Indonesia Tbk	6,247	786
PT Adaro Energy Tbk	56,297	4,992
PT Astra International Tbk	48,895	22,521
PT Bank Central Asia Tbk	3,415	8,025
PT Bank Mandiri (Persero) Tbk	24,478	13,400
PT Bank Negara Indonesia (Persero) Tbk	13,578	7,117
PT Bank Rakyat Indonesia (Persero) Tbk	47,369	15,368
	Shares	Value
Indonesia-(continued)
PT Bank Tabungan Negara (Persero) Tbk	19,742	$2,693
PT Barito Pacific Tbk	57,810	5,512
PT Bukit Asam Tbk	12,141	1,949
PT Bumi Serpong Damai Tbk(a)	8,247	669
PT Charoen Pokphand Indonesia Tbk	11,355	5,510
PT Gudang Garam Tbk	969	3,931
PT Hanjaya Mandala Sampoerna Tbk	35,029	5,271
PT Indah Kiat Pulp & Paper Corp. Tbk	7,618	3,735
PT Indocement Tunggal Prakarsa Tbk	1,166	1,398
PT Indofood CBP Sukses Makmur Tbk	4,581	3,801
PT Indofood Sukses Makmur Tbk	12,995	7,378
PT Jasa Marga (Persero) Tbk	7,850	2,620
PT Kalbe Farma Tbk	18,902	1,955
PT Pabrik Kertas Tjiwi Kimia Tbk	1,906	1,265
PT Pakuwon Jati Tbk	16,493	625
PT Perusahaan Gas Negara Tbk	37,447	4,644
PT Semen Indonesia (Persero) Tbk	3,277	2,842
PT Telekomunikasi Indonesia (Persero) Tbk	45,148	12,504
PT Unilever Indonesia Tbk	6,245	3,625
PT United Tractors Tbk	5,586	7,805
PT XL Axiata Tbk(a)	9,330	1,984
		153,925
Luxembourg-0.00%
Reinet Investments S.C.A.	18	387
Malaysia-1.32%
AirAsia Group Bhd.	7,673	2,660
AMMB Holdings Bhd.	2,701	2,434
Axiata Group Bhd.	7,665	8,005
British American Tobacco Malaysia Bhd.	200	574
CIMB Group Holdings Bhd.	7,021	8,413
Dialog Group Bhd.	1,248	992
DiGi.Com Bhd.	1,700	1,750
Fraser & Neave Holdings Bhd.	237	1,907
Gamuda Bhd.	1,500	1,407
Genting Bhd.	4,700	6,288
Genting Malaysia Bhd.	4,856	3,575
Genting Plantations Bhd.	200	508
HAP Seng Consolidated Bhd.	900	2,137
Hartalega Holdings Bhd.	800	1,154
Hong Leong Bank Bhd.	700	2,733
Hong Leong Financial Group Bhd.	700	2,752
IHH Healthcare Bhd.	3,100	4,312
IJM Corp. Bhd.	3,200	1,649
IOI Corp. Bhd.	1,900	2,099
Kuala Lumpur Kepong Bhd.	873	4,857
Malayan Banking Bhd.	5,500	11,283
Malaysia Airports Holdings Bhd.	700	1,149
Maxis Bhd.	2,200	2,845
MISC Bhd.	1,722	3,202
Nestle Malaysia Bhd.	100	3,516
Petronas Chemicals Group Bhd.	3,285	4,949
Petronas Dagangan Bhd.	1,708	9,236
Petronas Gas Bhd.	500	1,948
PPB Group Bhd.	300	1,353
Press Metal Aluminium Holdings Bhd.	2,500	2,964
Public Bank Bhd.	1,220	5,519
QL Resources Bhd.	700	1,418
RHB Bank Bhd.	2,844	3,953
Sime Darby Bhd.	21,325	11,310
Sime Darby Plantation Bhd.	3,600	4,454
Telekom Malaysia Bhd.	3,762	3,533

Invesco Emerging Markets Revenue ETF (REEM)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Malaysia-(continued)
Tenaga Nasional Bhd.	5,130	$15,559
Top Glove Corp. Bhd.	1,400	1,991
Westports Holdings Bhd.	700	670
YTL Corp. Bhd.	27,900	6,077
		157,135
Mexico-2.35%
Alfa S.A.B. de C.V., Class A	30,933	23,121
Alsea S.A.B. de C.V.(a)	1,382	3,343
America Movil S.A.B. de C.V., Series L	62,151	51,546
Arca Continental S.A.B. de C.V.	2,038	11,528
Cemex S.A.B. de C.V., Series CPO(d)	52,227	20,981
Coca-Cola FEMSA S.A.B. de C.V., Series L	519	3,153
El Puerto de Liverpool S.A.B. de C.V., Series C1	250	1,319
Fibra Uno Administracion S.A. de C.V.	1,000	1,639
Fomento Economico Mexicano, S.A.B. de C.V., Series CPO(e)	2,181	19,642
Gruma S.A.B. de C.V., Class B	509	5,403
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	83	1,025
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	67	1,286
Grupo Bimbo S.A.B. de C.V., Series A	11,335	20,258
Grupo Carso S.A.B. de C.V., Series A1	1,999	7,199
Grupo Financiero Banorte S.A.B. de C.V., Class O	2,843	17,446
Grupo Financiero Inbursa S.A.B. de C.V., Class O	3,915	4,447
Grupo Mexico S.A.B. de C.V., Class B	5,257	14,022
Grupo Televisa S.A.B., Series CPO(f)	2,634	5,824
Industrias Penoles S.A.B. de C.V.	486	5,070
Infraestructura Energetica Nova S.A.B. de C.V.	450	2,111
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	913	1,881
Megacable Holdings S.A.B. de C.V., Series CPO(g)	105	390
Orbia Advance Corp. S.A.B. de C.V.	4,523	10,570
Promotora y Operadora de Infraestructura S.A.B de C.V.	79	851
Wal-Mart de Mexico S.A.B. de C.V., Series V	15,560	45,114
		279,169
Pakistan-0.05%
Habib Bank Ltd.	2,267	2,368
MCB Bank Ltd.	833	1,133
Oil & Gas Development Co. Ltd.	2,700	2,410
		5,911
Peru-0.16%
Cia de Minas Buenaventura S.A.A., ADR	112	1,448
Credicorp Ltd.	37	7,644
Southern Copper Corp.	256	9,646
		18,738
Philippines-0.70%
Aboitiz Equity Ventures, Inc.	5,439	5,230
Aboitiz Power Corp.	5,081	3,246
Altus San Nicolas Corp.(a)(c)	40	4
Ayala Corp.	458	6,480
Ayala Land, Inc.	4,562	3,707
Bank of the Philippine Islands	1,616	2,623
BDO Unibank, Inc.	1,766	5,119
	Shares	Value
Philippines-(continued)
Globe Telecom, Inc.	114	$4,227
GT Capital Holdings, Inc.	262	3,479
International Container Terminal Services, Inc.	800	2,030
JG Summit Holdings, Inc.	4,993	6,858
Jollibee Foods Corp.	1,122	4,213
Manila Electric Co.	1,278	6,452
Megaworld Corp.	15,910	1,265
Metro Pacific Investments Corp.	24,420	1,531
Metropolitan Bank & Trust Co.	2,819	3,181
PLDT, Inc.	199	3,880
Robinsons Land Corp.	1,733	869
Security Bank Corp.	350	1,215
SM Investments Corp.	606	11,534
SM Prime Holdings, Inc.	4,113	3,142
Universal Robina Corp.	1,041	2,963
		83,248
Poland-0.89%
Bank Millennium S.A.(a)	630	959
Bank Polska Kasa Opieki S.A.	127	3,233
CCC S.A.	64	1,600
CD Projekt S.A.	2	145
Cyfrowy Polsat S.A.	527	3,679
Dino Polska S.A.(a)(b)	62	2,597
Grupa Lotos S.A.	456	9,036
KGHM Polska Miedz S.A.(a)	325	7,629
LPP S.A.	2	4,349
mBank S.A.(a)	22	2,105
Orange Polska S.A.(a)	2,347	4,238
PGE Polska Grupa Energetyczna S.A.(a)	4,690	8,282
Polski Koncern Naftowy ORLEN S.A.	1,535	29,941
Polskie Gornictwo Naftowe i Gazownictwo S.A.	12,064	11,190
Powszechna Kasa Oszczednosci Bank Polski S.A.	589	5,183
Powszechny Zaklad Ubezpieczen S.A.	813	8,415
Santander Bank Polska S.A.	47	3,461
		106,042
Qatar-0.50%
Barwa Real Estate Co.	866	839
Commercial Bank P.S.Q.C. (The)	2,432	3,195
Industries Qatar QSC	775	2,120
Masraf Al Rayan Q.S.C.	2,049	2,319
Ooredoo Q.P.S.C.	5,357	10,182
Qatar Electricity & Water Co. Q.S.C.	225	995
Qatar Fuel Co. Q.P.S.C.	1,395	8,437
Qatar Insurance Co. SAQ	4,690	4,073
Qatar International Islamic Bank QSC	308	792
Qatar Islamic Bank SAQ	653	2,995
Qatar National Bank Q.P.S.C.	4,148	23,286
		59,233
Romania-0.01%
NEPI Rockcastle PLC	95	782
Russia-8.03%
Alrosa PJSC	4,606	5,771
Gazprom PJSC	48,204	170,985
Inter RAO UES PJSC	428,995	38,736
LUKOIL PJSC	1,953	200,034
Magnit PJSC, GDR(b)	2,363	32,012
Magnitogorsk Iron & Steel Works PJSC	18,326	12,845

Invesco Emerging Markets Revenue ETF (REEM)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Russia-(continued)
MMC Norilsk Nickel PJSC	62	$20,143
Mobile TeleSystems PJSC, ADR	1,263	12,870
Moscow Exchange MICEX-RTS PJSC	691	1,188
Novatek PJSC, GDR(b)	93	16,740
Novolipetsk Steel PJSC	8,238	17,774
PhosAgro PJSC, GDR(b)	414	5,254
Polymetal International PLC	167	2,828
Polyus PJSC	37	4,527
Rosneft Oil Co. PJSC	25,586	191,852
Sberbank of Russia PJSC	24,051	94,778
Severstal PJSC	861	12,271
Surgutneftegas PJSC	46,398	33,401
Surgutneftegas PJSC, Preference Shares	12,412	7,001
Tatneft PJSC	1,614	19,176
Transneft PJSC, Preference Shares	2	5,162
VTB Bank PJSC	18,101,082	13,128
X5 Retail Group N.V., GDR(b)	1,005	36,718
		955,194
Saudi Arabia-1.67%
Advanced Petrochemical Co.	71	910
Al Rajhi Bank	427	7,548
Alinma Bank	344	2,370
Almarai Co. JSC	347	4,386
Arab National Bank	519	3,666
Bank AlBilad	227	1,642
Bank Al-Jazira	370	1,480
Banque Saudi Fransi	323	3,184
Bupa Arabia for Cooperative Insurance Co.	105	2,873
Co. for Cooperative Insurance (The)(a)	125	2,494
Dar Al Arkan Real Estate Development Co.(a)	486	1,273
Emaar Economic City(a)	79	211
Etihad Etisalat Co.(a)	758	5,315
Jarir Marketing Co.	58	2,486
National Commercial Bank	739	9,229
National Industrialization Co.(a)	784	2,671
Rabigh Refining & Petrochemical Co.(a)	2,543	13,555
Riyad Bank	817	5,130
Sahara International Petrochemical Co.	409	1,878
Samba Financial Group	432	3,480
Saudi Airlines Catering Co.	17	465
Saudi Arabian Fertilizer Co.	57	1,138
Saudi Arabian Mining Co.(a)	480	5,475
Saudi Basic Industries Corp.	2,278	53,072
Saudi British Bank (The)	506	4,299
Saudi Cement Co.	12	215
Saudi Electricity Co.	4,130	21,839
Saudi Industrial Investment Group	468	2,935
Saudi Kayan Petrochemical Co.(a)	1,391	3,682
Saudi Telecom Co.	725	17,616
Savola Group (The)(a)	965	9,152
Yanbu National Petrochemical Co., Class A	168	2,355
		198,024
Singapore-0.02%
BOC Aviation Ltd.(b)	250	2,299
South Africa-1.93%
Absa Group Ltd.	1,102	10,038
Anglo American Platinum Ltd.	93	7,437
AngloGold Ashanti Ltd.	232	4,729
Aspen Pharmacare Holdings Ltd.(a)	424	3,244
Bid Corp. Ltd.	503	11,082
Bidvest Group Ltd. (The)	475	6,555
	Shares	Value
South Africa-(continued)
Capitec Bank Holdings Ltd.	27	$2,423
Clicks Group Ltd.	162	2,638
Discovery Ltd.	382	2,965
Exxaro Resources Ltd.	233	1,892
FirstRand Ltd.	3,387	12,987
Fortress REIT Ltd., Class A	146	180
Foschini Group Ltd. (The)	323	2,967
Gold Fields Ltd.	589	3,811
Growthpoint Properties Ltd.	664	930
Impala Platinum Holdings Ltd.(a)	511	4,836
Investec Ltd.	491	2,751
Kumba Iron Ore Ltd.	217	5,057
Liberty Holdings Ltd.	483	3,400
Life Healthcare Group Holdings Ltd.	1,378	2,321
Momentum Metropolitan Holdings	2,372	3,161
Mr Price Group Ltd.	150	1,684
MTN Group Ltd.	2,024	10,902
MultiChoice Group(a)	550	3,915
Naspers Ltd., Class N	19	3,117
Nedbank Group Ltd.	613	7,998
Northam Platinum Ltd.(a)	191	1,601
Old Mutual Ltd.	4,920	5,638
Pepkor Holdings Ltd.(b)	5,001	5,475
Pick n Pay Stores Ltd.	1,769	7,660
PSG Group Ltd.	179	2,557
Rand Merchant Investment Holdings Ltd.	601	1,087
Redefine Properties Ltd.	1,330	632
Remgro Ltd.	392	4,753
RMB Holdings Ltd.	2	10
Sanlam Ltd.	521	2,571
Sasol Ltd.	872	13,776
Shoprite Holdings Ltd.	1,539	11,986
Sibanye Gold Ltd.(a)	2,379	6,135
SPAR Group Ltd. (The)	669	8,404
Standard Bank Group Ltd.	1,753	18,271
Telkom S.A. SOC Ltd.	990	2,129
Tiger Brands Ltd.	161	2,115
Vodacom Group Ltd.	875	6,840
Woolworths Holdings Ltd.	1,820	5,385
		230,045
South Korea-16.07%
Amorepacific Corp.	33	5,168
Amorepacific Corp., Preference Shares(a)	12	831
Amorepacific Group	102	6,123
BGF retail Co. Ltd.	43	5,905
BNK Financial Group, Inc.	802	4,523
Celltrion Healthcare Co. Ltd.(a)	28	1,316
Celltrion, Inc.(a)	7	955
Cheil Worldwide, Inc.	207	3,666
CJ CheilJedang Corp.	105	20,692
CJ Corp.	521	36,037
CJ ENM Co. Ltd.	47	5,413
CJ Logistics Corp.(a)	106	12,945
Daelim Industrial Co. Ltd.	150	10,086
Daewoo Engineering & Construction Co. Ltd.(a)	2,715	9,826
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	437	8,958
DB Insurance Co. Ltd.	419	14,799
Doosan Bobcat, Inc.	182	4,674
E-MART, Inc.	182	16,760
Fila Holdings Corp.	68	2,512

Invesco Emerging Markets Revenue ETF (REEM)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
South Korea-(continued)
GS Engineering & Construction Corp.	506	$11,749
GS Holdings Corp.	464	17,745
GS Retail Co. Ltd.	302	9,975
Hana Financial Group, Inc.	556	15,302
Hankook Tire & Technology Co. Ltd.	255	6,114
Hanmi Pharm Co. Ltd.	4	937
Hanon Systems	754	6,601
Hanwha Corp.	2,805	50,406
Hanwha Life Insurance Co. Ltd.	10,931	18,577
Hanwha Solutions Corp.	677	9,404
HDC Hyundai Development Co.-Engineering & Construction, Class E	132	2,293
HDC Hyundai Development Co.-Engineering & Construction, Rts., expiring 03/06/2020(a)	66	152
Hotel Shilla Co. Ltd.	91	6,631
Hyundai Department Store Co. Ltd.	33	2,139
Hyundai Engineering & Construction Co. Ltd.	545	17,304
Hyundai Glovis Co. Ltd.	157	19,286
Hyundai Heavy Industries Holdings Co. Ltd.	120	27,418
Hyundai Marine & Fire Insurance Co. Ltd.	769	14,161
Hyundai Mobis Co. Ltd.	198	37,891
Hyundai Motor Co.	877	91,055
Hyundai Motor Co., First Pfd.	167	10,257
Hyundai Motor Co., Second Pfd.	228	15,361
Hyundai Steel Co.	920	21,696
Industrial Bank of Korea(a)	1,225	11,005
Kakao Corp.	25	3,292
Kangwon Land, Inc.	72	1,655
KB Financial Group, Inc.	1,024	37,568
KCC Corp.	20	3,360
Kia Motors Corp.	1,685	57,387
KMW Co. Ltd.(a)	12	488
Korea Aerospace Industries Ltd.	97	2,431
Korea Electric Power Corp.	2,833	59,946
Korea Gas Corp.	913	24,811
Korea Investment Holdings Co. Ltd.	56	3,083
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	166	15,635
Korea Zinc Co. Ltd.	22	6,971
Korean Air Lines Co. Ltd.	687	13,515
KT&G Corp.	66	5,247
Kumho Petrochemical Co. Ltd.	122	6,596
LG Chem Ltd.	111	31,084
LG Chem Ltd., Preference Shares	22	3,293
LG Corp.	156	9,139
LG Display Co. Ltd.	2,262	28,833
LG Electronics, Inc.	1,083	59,195
LG Household & Health Care Ltd.	7	7,336
LG Household & Health Care Ltd., Preference Shares	2	1,271
LG Innotek Co. Ltd.	86	10,787
LG Uplus Corp.	1,208	13,345
Lotte Chemical Corp.	93	14,598
Lotte Corp.	387	11,363
Lotte Shopping Co. Ltd.	181	17,331
Medy-Tox, Inc.	1	270
Meritz Securities Co. Ltd.	559	1,703
Mirae Asset Daewoo Co. Ltd.	789	4,496
NAVER Corp.	52	7,724
NCSoft Corp.	3	1,596
Netmarble Corp.(a)(b)	32	2,373
NH Investment & Securities Co. Ltd.	239	2,181
	Shares	Value
South Korea-(continued)
OCI Co. Ltd.	52	$2,398
Orion Corp.	24	2,059
Ottogi Corp.	6	2,537
Pan Ocean Co. Ltd.(a)	769	2,534
Pearl Abyss Corp.(a)	3	457
POSCO	432	78,189
POSCO Chemical Co. Ltd.	39	1,864
Posco International Corp.	1,770	24,862
S-1 Corp.	29	2,217
Samsung Biologics Co. Ltd.(a)(b)	2	808
Samsung C&T Corp.	410	36,958
Samsung Card Co. Ltd.	122	3,885
Samsung Electro-Mechanics Co. Ltd.	106	10,891
Samsung Electronics Co. Ltd.	5,192	242,981
Samsung Electronics Co. Ltd., Preference Shares	901	35,542
Samsung Engineering Co. Ltd.(a)	422	6,027
Samsung Fire & Marine Insurance Co. Ltd.	131	23,041
Samsung Heavy Industries Co. Ltd.(a)	1,118	6,160
Samsung Life Insurance Co. Ltd.	331	19,057
Samsung SDI Co. Ltd.	58	13,236
Samsung SDS Co. Ltd.	72	11,620
Samsung Securities Co. Ltd.	63	1,839
Shinhan Financial Group Co. Ltd.	777	25,290
Shinsegae, Inc.	30	6,655
SK Holdings Co. Ltd.	645	126,014
SK Hynix, Inc.	584	45,295
SK Innovation Co. Ltd.	488	52,714
SK Telecom Co. Ltd.	108	20,774
S-Oil Corp.	364	23,022
Woongjin Coway Co. Ltd.	45	3,300
Woori Financial Group, Inc.	1,404	11,832
Yuhan Corp.	11	1,998
		1,910,607
Spain-0.02%
AmRest Holdings SE(a)	227	2,815
Taiwan-8.75%
Acer, Inc.	17,520	9,727
Advantech Co. Ltd.	218	2,078
Airtac International Group	85	1,286
ASE Technology Holding Co. Ltd.	7,026	17,043
Asia Cement Corp.	2,110	3,138
Asustek Computer, Inc.	1,920	14,086
AU Optronics Corp.	52,252	17,198
Catcher Technology Co. Ltd.	441	3,490
Cathay Financial Holding Co. Ltd.	6,673	8,922
Chailease Holding Co. Ltd.	497	2,064
Chang Hwa Commercial Bank Ltd.	2,100	1,489
Cheng Shin Rubber Industry Co. Ltd.	3,290	4,266
Chicony Electronics Co. Ltd.	1,545	4,364
China Airlines Ltd.	24,259	6,419
China Development Financial Holding Corp.	56,000	17,090
China Life Insurance Co. Ltd.(a)	14,673	11,924
China Steel Corp.	23,354	17,788
Chunghwa Telecom Co. Ltd.	2,000	7,121
Compal Electronics, Inc.	72,930	44,004
CTBC Financial Holding Co. Ltd.	27,797	20,185
Delta Electronics, Inc.	2,600	12,159
E.Sun Financial Holding Co. Ltd.	3,355	3,103
Eclat Textile Co. Ltd.	118	1,511
Eva Airways Corp.	17,069	6,859

Invesco Emerging Markets Revenue ETF (REEM)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Taiwan-(continued)
Evergreen Marine Corp. Taiwan Ltd.(a)	20,665	$7,951
Far Eastern New Century Corp.	11,864	10,994
Far EasTone Telecommunications Co. Ltd.	1,529	3,456
Feng TAY Enterprise Co. Ltd.	541	3,241
First Financial Holding Co. Ltd.	5,070	3,942
Formosa Chemicals & Fibre Corp.	5,865	16,364
Formosa Petrochemical Corp.	10,168	30,126
Formosa Plastics Corp.	2,800	8,608
Formosa Taffeta Co. Ltd.	2,000	2,228
Foxconn Technology Co. Ltd.	2,600	5,163
Fubon Financial Holding Co. Ltd.	17,574	26,033
Giant Manufacturing Co. Ltd.	469	2,774
Globalwafers Co. Ltd.	236	3,064
Highwealth Construction Corp.	1,000	1,491
Hiwin Technologies Corp.	216	2,160
Hon Hai Precision Industry Co. Ltd.	80,976	219,915
Hotai Motor Co. Ltd.	406	8,246
Hua Nan Financial Holdings Co. Ltd.	4,381	3,126
Innolux Corp.	54,313	15,596
Inventec Corp.	31,610	23,867
Largan Precision Co. Ltd.	20	3,114
Lite-On Technology Corp.	5,433	8,402
MediaTek, Inc.	791	10,061
Mega Financial Holding Co. Ltd.	4,000	4,161
Micro-Star International Co. Ltd.	1,784	5,414
Nan Ya Plastics Corp.	5,768	13,185
Nanya Technology Corp.	1,380	3,489
Nien Made Enterprise Co. Ltd.	124	1,007
Novatek Microelectronics Corp.	365	2,578
Pegatron Corp.	26,411	54,809
Phison Electronics Corp.	265	2,746
Pou Chen Corp.	10,267	11,848
Powertech Technology, Inc.	919	3,245
President Chain Store Corp.	1,090	10,685
Quanta Computer, Inc.	22,210	45,139
Realtek Semiconductor Corp.	384	3,104
Ruentex Development Co. Ltd.	319	445
Ruentex Industries Ltd.	290	649
Shanghai Commercial & Savings Bank, Ltd. (The)	1,556	2,554
Shin Kong Financial Holding Co. Ltd.	43,000	13,907
SinoPac Financial Holdings Co. Ltd.	6,000	2,545
Standard Foods Corp.	581	1,323
Synnex Technology International Corp.	12,599	15,524
Taishin Financial Holding Co. Ltd.	6,145	2,863
Taiwan Business Bank	4,250	1,729
Taiwan Cement Corp.	3,549	4,905
Taiwan Cooperative Financial Holding Co. Ltd.	5,210	3,569
Taiwan High Speed Rail Corp.	2,000	2,372
Taiwan Mobile Co. Ltd.	1,733	6,101
Taiwan Semiconductor Manufacturing Co. Ltd.	4,286	45,850
Tatung Co. Ltd.(a)	3,000	1,935
Uni-President Enterprises Corp.	7,728	18,367
United Microelectronics Corp.	13,598	6,631
Vanguard International Semiconductor Corp.	590	1,453
Walsin Technology Corp.	338	2,303
Win Semiconductors Corp.	66	603
Winbond Electronics Corp.	4,000	2,208
Wistron Corp.	42,660	38,096
Wiwynn Corp.	441	10,116
WPG Holdings Ltd.	17,644	22,102
	Shares	Value
Taiwan-(continued)
Yageo Corp.	279	$3,464
Yuanta Financial Holding Co. Ltd.	8,839	5,727
Zhen Ding Technology Holding Ltd.	1,175	4,568
		1,040,555
Thailand-2.84%
Advanced Info Service PCL, NVDR	1,052	6,841
Airports of Thailand PCL, NVDR	1,166	2,625
B. Grimm Power PCL, NVDR	1,083	2,137
Bangkok Bank PCL, NVDR	1,333	6,139
Bangkok Dusit Medical Services PCL, NVDR	4,537	3,603
Bangkok Expressway & Metro PCL, NVDR	2,082	727
Banpu PCL, NVDR	12,807	4,098
Berli Jucker PCL, NVDR	4,654	6,069
BTS Group Holdings PCL, NVDR(a)	4,933	1,967
BTS Group Holdings PCL, Wts., expiring 02/16/2021(c)	493	12
Bumrungrad Hospital PCL, NVDR	167	711
Central Pattana PCL, NVDR	666	1,284
Charoen Pokphand Foods PCL, NVDR	29,673	28,384
CP ALL PCL, NVDR	9,066	20,461
Electricity Generating PCL, NVDR	167	1,629
Energy Absolute PCL, NVDR	333	457
Global Power Synergy PCL, NVDR	1,083	2,919
Gulf Energy Development PCL, NVDR	198	1,215
Home Product Center PCL, NVDR	4,915	2,289
Indorama Ventures PCL, NVDR	16,932	15,045
Intouch Holdings PCL, NVDR	250	442
IRPC PCL, NVDR	104,131	9,524
Kasikornbank PCL, NVDR	5,038	22,486
Krung Thai Bank PCL, NVDR	12,098	6,229
Land & Houses PCL, NVDR	4,743	1,410
Minor International PCL, NVDR	3,915	3,820
Muangthai Capital PCL, NVDR	333	691
Osotspa PCL, NVDR	750	1,058
PTT Exploration & Production PCL, NVDR	1,938	7,729
PTT Global Chemical PCL, NVDR	12,328	19,244
PTT PCL, NVDR	70,445	97,396
Ratch Group PCL, NVDR	916	1,988
Robinson PCL, NVDR	500	862
Siam Cement PCL (The), NVDR	1,583	18,052
Siam Commercial Bank PCL (The), NVDR	2,503	7,808
Srisawad Corp. PCL, NVDR	167	399
Thai Oil PCL, NVDR	7,942	13,119
Thai Union Group PCL, NVDR	13,245	6,456
TMB Bank PCL, NVDR	98,127	4,403
Total Access Communication PCL, NVDR	1,666	2,373
True Corp. PCL, NVDR	34,854	4,172
		338,273
Turkey-1.41%
Akbank T.A.S.(a)	6,901	9,524
Anadolu Efes Biracilik ve Malt Sanayii A.S.	1,411	5,842
Arcelik A.S.(a)	2,214	7,731
Aselsan Elektronik Sanayi Ve Ticaret A.S.	750	2,940
BIM Birlesik Magazalar A.S.	1,109	9,039
Eregli Demir ve Celik Fabrikalari TAS	5,804	9,048
Ford Otomotiv Sanayi A.S.	733	9,186
Haci Omer Sabanci Holding A.S.	2,566	4,180
KOC Holding A.S.	10,759	34,771
TAV Havalimanlari Holding A.S.	296	1,347
Tupras-Turkiye Petrol Rafinerileri A.S.	1,095	20,601
Turk Hava Yollari AO(a)	7,111	16,254

Invesco Emerging Markets Revenue ETF (REEM)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Turkey-(continued)
Turkcell Iletisim Hizmetleri A.S.	2,388	$5,626
Turkiye Garanti Bankasi A.S.(a)	7,779	15,467
Turkiye Is Bankasi A.S., Class C(a)	13,635	16,517
		168,073
United Arab Emirates-0.55%
Abu Dhabi Commercial Bank PJSC	3,488	7,265
Aldar Properties PJSC	3,839	2,325
DP World PLC	694	9,716
Dubai Islamic Bank PJSC	3,071	4,774
Emaar Malls PJSC	3,600	1,781
Emaar Properties PJSC	8,369	9,180
Emirates Telecommunications Group Co. PJSC	4,186	18,554
First Abu Dhabi Bank PJSC	2,786	11,742
		65,337
United States-0.58%
JBS S.A.	10,293	66,432
Titan Cement International S.A.(a)	100	2,075
		68,507
Total Common Stocks & Other Equity Interests (Cost $11,198,438)		10,752,216
	Shares		Value
Exchange-Traded Funds-9.23%
India-9.23%
Invesco India ETF(h)		28,200	$549,054
iShares MSCI India ETF		15,900	548,391
Total Exchange-Traded Funds (Cost $1,117,953)			1,097,445
	Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes-0.00%(i)
India-0.00%
Britannia Industries Ltd., 8.00%, 08/28/2022 (Cost $28)	INR	2,040	30
	Shares
Money Market Funds-0.06%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(j) (Cost $7,774)		7,774	7,774
TOTAL INVESTMENTS IN SECURITIES-99.71% (Cost $12,324,193)			11,857,465
OTHER ASSETS LESS LIABILITIES-0.29%			34,338
NET ASSETS-100.00%			$11,891,803

Investment Abbreviations:
ADR-American Depositary Receipt
CPO-Certificates of Ordinary Participation
GDR-Global Depositary Receipt
INR-Indian Rupee
NVDR-Non-Voting Depositary Receipt
Pfd.-Preferred
REIT-Real Estate Investment Trust
Rts.-Rights
TBA-To Be Announced
Wts.-Warrants

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2020 was $317,669, which represented 2.67% of the Fund’s Net Assets.
(c)	Security valued using significant unobservable inputs (Level 3). See Additional Valution Information.
(d)	Each CPO for Cemex S.A.B. de C.V. represents two Series A shares and one Series B share.
(e)	Each CPO for Fomento Economico Mexicano, S.A.B. de C.V. represents one Series B share and four Series D shares.
(f)	Each CPO for Grupo Televisa S.A.B. represents twenty-five Series A shares, twenty-two Series B shares, thirty-five Series D shares and thirty-five Series L shares.
(g)	Each CPO for Megacable Holdings S.A.B. de C.V. represents two Series shares.
(h)	The Fund’s Adviser also serves as the adviser for the Invesco India ETF and therefore, Invesco India ETF is considered to be affiliated with the Fund. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended January 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2020	Dividend Income
Invesco India ETF	$-	$559,243	$-	$(10,189)	$-	$549,054	$-

(i)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(j)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco Emerging Markets Ultra Dividend Revenue ETF (REDV)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-89.52%
Brazil-5.97%
Cia de Transmissao de Energia Eletrica Paulista, Preference Shares	1,767	$9,180
Cielo S.A.	16,183	26,774
ENGIE Brasil Energia S.A.	2,226	27,114
Itausa - Investimentos Itau S.A., Preference Shares	4,404	13,253
Telefonica Brasil S.A., Preference Shares	8,648	120,191
Transmissora Alianca de Energia Eletrica S.A.	655	4,745
		201,257
Chile-1.13%
AES Gener S.A.	125,081	23,259
Colbun S.A.	101,858	14,820
		38,079
China-23.98%
Agile Group Holdings Ltd.	90,253	120,184
China Cinda Asset Management Co. Ltd., H Shares	594,932	120,290
China Huarong Asset Management Co. Ltd., H Shares(a)	739,741	98,125
China Petroleum & Chemical Corp., H Shares	312,427	166,174
Guangdong Ellington Electronics Technology Co. Ltd., A Shares	2,000	3,426
Guangzhou R&F Properties Co. Ltd., H Shares	69,872	106,542
Harbin Pharmaceutical Group Co. Ltd., A Shares(b)	7,200	4,208
Huabao Flavours & Fragrances Co. Ltd., A Shares	700	3,064
KingClean Electric Co. Ltd.	500	1,710
KWG Group Holdings Ltd.	28,290	37,089
Liuzhou Iron & Steel Co. Ltd., A Shares	4,000	2,973
Lomon Billions Group Co. Ltd., A Shares	5,800	13,550
Loncin Motor Co. Ltd., A Shares(b)	5,800	3,038
Maanshan Iron & Steel Co. Ltd., A Shares	17,000	6,967
Nanjing Iron & Steel Co. Ltd., A Shares	7,700	3,589
Sansteel Minguang Co. Ltd. Fujian, A Shares	7,000	8,545
Shandong Buchang Pharmaceuticals Co. Ltd., A Shares	1,300	3,900
Sino-Ocean Group Holding Ltd.	197,235	71,630
SOHO China Ltd.	10,942	4,199
Sou Yu Te Group Co. Ltd.	6,400	2,050
Yanzhou Coal Mining Co. Ltd., A Shares	3,700	5,168
Zhejiang Expressway Co. Ltd., H Shares	26,113	21,456
		807,877
Czech Republic-0.18%
Moneta Money Bank A.S.(a)	1,663	6,092
Egypt-1.21%
Eastern Co. S.A.E.	10,498	9,973
ElSewedy Electric Co.	43,032	30,722
		40,695
Greece-0.58%
OPAP S.A.	1,579	19,686
Hong Kong-0.91%
Kingboard Laminates Holdings Ltd.	29,633	30,759
India-3.96%
Vedanta Ltd., ADR	16,900	133,510
Indonesia-0.68%
PT Bukit Asam Tbk	97,954	15,854
PT Matahari Department Store Tbk	32,346	6,964
		22,818
Kuwait-1.74%
Mobile Telecommunications Co. KSC	30,879	58,546
	Shares	Value
Malaysia-3.94%
AirAsia Group Bhd.	73,885	$25,782
Astro Malaysia Holdings Bhd.	41,330	12,103
Malayan Banking Bhd.	46,134	94,902
		132,787
Mexico-2.54%
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander	37,870	54,229
Concentradora Fibra Danhos S.A. de C.V.	2,220	3,404
Fibra Uno Administracion S.A. de C.V.	6,953	11,397
Nemak S.A.B. de C.V.(a)	39,785	16,467
		85,497
Pakistan-0.83%
Fauji Fertilizer Co. Ltd.	11,766	8,001
Oil & Gas Development Co. Ltd.	22,302	19,903
		27,904
Philippines-0.54%
DMCI Holdings, Inc.	151,485	18,179
Qatar-0.84%
Barwa Real Estate Co.	6,192	6,021
Doha Bank Q.P.S.C.	22,233	16,731
United Development Co. QSC	13,139	5,485
		28,237
Russia-18.24%
Aeroflot PJSC	23,184	38,960
Alrosa PJSC	19,552	24,535
Bashneft PJSC, Preference Shares	854	23,504
Federal Grid Co. Unified Energy System PJSC	8,394,730	28,784
Magnitogorsk Iron & Steel Works PJSC	78,336	55,046
MMC Norilsk Nickel PJSC	302	98,286
Mobile TeleSystems PJSC	10,794	55,126
Moscow Exchange MICEX-RTS PJSC	2,636	4,534
Mosenergo PJSC	354,934	12,840
Novolipetsk Steel PJSC	37,046	79,991
Rostelecom PJSC(b)	26,565	36,578
Severstal PJSC	3,941	56,200
Tatneft PJSC	8,413	100,175
		614,559
South Africa-2.94%
Assore Ltd.	292	4,775
Coronation Fund Managers Ltd.	863	2,417
Exxaro Resources Ltd.	2,094	17,000
Growthpoint Properties Ltd.	5,613	7,892
Hyprop Investments Ltd.	575	2,065
Kumba Iron Ore Ltd.	1,791	41,736
Redefine Properties Ltd.	11,987	5,746
Resilient REIT Ltd.	465	2,018
Reunert Ltd.	1,759	7,199
Tsogo Sun Gaming Ltd.	8,875	6,461
Vukile Property Fund Ltd.	1,533	1,829
		99,138
Taiwan-4.63%
AU Optronics Corp.	358,268	119,782
Transcend Information, Inc.	2,118	5,679
Yageo Corp.	1,537	19,665
Yulon Nissan Motor Co. Ltd.	1,236	11,047
		156,173
Thailand-0.30%
Land & Houses PCL, NVDR	33,900	10,115

Invesco Emerging Markets Ultra Dividend Revenue ETF (REDV)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Turkey-9.11%
Eregli Demir ve Celik Fabrikalari TAS	39,244	$61,177
Iskenderun Demir ve Celik A.S.	9,964	12,936
Tofas Turk Otomobil Fabrikasi A.S.	8,172	36,047
Tupras-Turkiye Petrol Rafinerileri A.S.	8,001	150,528
Turkcell Iletisim Hizmetleri A.S.	19,676	46,355
		307,043
United Arab Emirates-5.27%
Abu Dhabi Commercial Bank PJSC	26,713	55,637
Abu Dhabi Islamic Bank PJSC	15,992	25,035
Air Arabia PJSC(b)	35,423	14,659
Aldar Properties PJSC	34,342	20,850
DAMAC Properties Dubai Co. PJSC(b)	52,178	9,887
Dubai Investments PJSC	23,703	8,454
Dubai Islamic Bank PJSC	27,686	43,041
		177,563
Total Common Stocks & Other Equity Interests (Cost $3,127,959)		3,016,514
	Shares	Value
Exchange-Traded Funds-10.04%
India-10.04%
Invesco India ETF(c)	8,700	$169,389
iShares MSCI India ETF	4,900	169,001
Total Exchange-Traded Funds (Cost $344,713)		338,390
Money Market Funds-0.45%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(d) (Cost $15,017)	15,017	15,017
TOTAL INVESTMENTS IN SECURITIES-100.01% (Cost $3,487,689)		3,369,921
OTHER ASSETS LESS LIABILITIES-(0.01)%		(234)
NET ASSETS-100.00%		$3,369,687

Investment Abbreviations:
ADR-American Depositary Receipt
NVDR-Non-Voting Depositary Receipt
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2020 was $120,684, which represented 3.58% of the Fund’s Net Assets.
(b)	Non-income producing security.
(c)	The Fund’s Adviser also serves as the adviser for the Invesco India ETF and therefore, Invesco India ETF is considered to be affiliated with the Fund. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended January 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2020	Dividend Income
Invesco India ETF	$-	$172,532	$-	$(3,143)	$-	$169,389	$-

(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco International Revenue ETF (REFA)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Australia-3.57%
AGL Energy Ltd.	534	$7,132
AMP Ltd.	7,959	9,724
APA Group	187	1,418
Aristocrat Leisure Ltd.	106	2,569
ASX Ltd.	11	631
Aurizon Holdings Ltd.	472	1,709
AusNet Services	797	944
Australia & New Zealand Banking Group Ltd.	1,181	20,358
Bendigo & Adelaide Bank Ltd.	224	1,561
BHP Group Ltd.	790	20,837
BHP Group PLC	665	14,550
BlueScope Steel Ltd.	732	6,983
Boral Ltd.	990	3,301
Brambles Ltd.	491	4,151
Caltex Australia Ltd.	590	13,579
Challenger Ltd.	200	1,198
CIMIC Group Ltd.	353	6,922
Coca-Cola Amatil Ltd.	347	2,783
Cochlear Ltd.	6	968
Coles Group Ltd.	2,008	22,247
Commonwealth Bank of Australia	415	23,687
Computershare Ltd.	139	1,674
Crown Resorts Ltd.	197	1,543
CSL Ltd.	36	7,520
Dexus	54	460
Flight Centre Travel Group Ltd.	61	1,605
Fortescue Metals Group Ltd.	1,288	9,821
Goodman Group	110	1,097
GPT Group (The)	102	410
Harvey Norman Holdings Ltd.	535	1,515
Incitec Pivot Ltd.	937	2,057
Insurance Australia Group Ltd.	1,741	8,252
Lendlease Group	699	8,479
Macquarie Group Ltd.	105	10,176
Magellan Financial Group Ltd.	7	315
Medibank Pvt Ltd.	1,524	3,163
Mirvac Group	709	1,614
National Australia Bank Ltd.	1,019	17,641
Newcrest Mining Ltd.	96	1,898
Oil Search Ltd.	216	1,047
Orica Ltd.	212	3,240
Origin Energy Ltd.	1,553	8,525
Qantas Airways Ltd.	2,157	9,256
QBE Insurance Group Ltd.	1,145	10,540
Ramsay Health Care Ltd.	129	6,840
REA Group Ltd.	8	611
Rio Tinto Ltd.	115	7,604
Rio Tinto PLC	480	25,841
Santos Ltd.	541	3,147
Scentre Group	559	1,445
SEEK Ltd.	58	881
Sonic Healthcare Ltd.	175	3,710
South32 Ltd.	3,072	5,429
Stockland	530	1,746
Suncorp Group Ltd.	647	5,570
Sydney Airport	164	921
Tabcorp Holdings Ltd.	662	2,079
Telstra Corp. Ltd.	5,686	14,617
TPG Telecom Ltd.	317	1,587
Transurban Group	219	2,302
Treasury Wine Estates Ltd.	139	1,213
	Shares	Value
Australia-(continued)
Vicinity Centres	415	$706
Washington H Soul Pattinson & Co. Ltd.	46	664
Wesfarmers Ltd.	536	16,223
Westpac Banking Corp.	1,158	19,474
WiseTech Global Ltd.	10	168
Woodside Petroleum Ltd.	153	3,557
Woolworths Group Ltd.	1,249	34,984
Worley Ltd.	291	2,969
		443,388
Austria-0.41%
ANDRITZ AG	144	5,675
Erste Group Bank AG(a)	237	8,709
OMV AG	356	17,749
Raiffeisen Bank International AG	269	6,141
Verbund AG	24	1,269
voestalpine AG	448	10,883
		50,426
Belgium-0.82%
Ageas	139	7,666
Anheuser-Busch InBev S.A./N.V.	457	34,651
Colruyt S.A.	158	7,906
Groupe Bruxelles Lambert S.A.	54	5,429
KBC Group N.V.	146	10,721
Proximus SADP	164	4,674
Solvay S.A., Class A	91	9,433
Telenet Group Holding N.V.	43	2,000
UCB S.A.	54	4,972
Umicore S.A.	318	14,650
		102,102
Chile-0.03%
Antofagasta PLC	340	3,685
China-0.16%
BeiGene Ltd., ADR(a)	1	153
BOC Hong Kong Holdings Ltd.	3,609	12,061
Budweiser Brewing Co. APAC Ltd.(a)(b)	1,467	4,459
Yangzijiang Shipbuilding Holdings Ltd.	4,167	2,900
		19,573
Colombia-0.03%
Millicom International Cellular S.A., SDR	77	3,638
Denmark-0.99%
AP Moller - Maersk A/S, Class A	13	14,652
AP Moller - Maersk A/S, Class B	11	13,200
Carlsberg A/S, Class B	43	6,290
Chr. Hansen Holding A/S	9	671
Coloplast A/S, Class B	17	2,145
Danske Bank A/S	1,107	18,534
Demant A/S(a)	50	1,624
DSV Panalpina A/S	119	12,946
Genmab A/S(a)	2	462
H Lundbeck A/S	53	2,254
ISS A/S	400	9,710
Novo Nordisk A/S, Class B	197	12,051
Novozymes A/S, Class B	30	1,566
Orsted A/S(b)	100	10,914
Pandora A/S	74	3,834
Tryg A/S	69	2,092
Vestas Wind Systems A/S	95	9,478
		122,423

Invesco International Revenue ETF (REFA)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Finland-0.80%
Elisa OYJ	38	$2,288
Fortum OYJ	192	4,651
Kone OYJ, Class B	122	7,877
Metso OYJ	79	2,811
Neste OYJ	399	15,865
Nokia OYJ	6,147	23,975
Nokian Renkaat OYJ	49	1,320
Nordea Bank Abp	1,404	11,088
Orion OYJ, Class B	19	899
Sampo OYJ, Class A	156	7,066
Stora Enso OYJ, Class R	519	6,764
UPM-Kymmene OYJ	281	8,884
Wartsila OYJ Abp	451	5,535
		99,023
France-12.23%
Accor S.A.	90	3,693
Aeroports de Paris	23	4,359
Air Liquide S.A.	148	21,445
Airbus SE	412	60,835
Alstom S.A.	164	8,713
Amundi S.A.(b)	61	4,952
Arkema S.A.	74	6,808
Atos SE	132	10,992
AXA S.A.	3,260	86,995
BioMerieux	26	2,577
BNP Paribas S.A.	998	53,137
Bollore S.A.	4,807	19,572
Bouygues S.A.	769	30,449
Bureau Veritas S.A.	174	4,803
Capgemini SE	105	13,073
Carrefour S.A.	4,033	68,404
Casino Guichard Perrachon S.A.	671	27,260
Cie de Saint-Gobain	940	35,663
Cie Generale des Etablissements Michelin S.C.A.	173	20,130
CNP Assurances	1,431	25,802
Covivio	9	1,069
Credit Agricole S.A.	5,932	80,398
Danone S.A.	282	22,626
Dassault Aviation S.A.	4	4,867
Dassault Systemes SE	20	3,473
Edenred	26	1,406
Eiffage S.A.	142	16,484
Electricite de France S.A.	6,056	74,864
ENGIE S.A.	3,570	61,560
EssilorLuxottica S.A.	94	13,985
Eurazeo SE	56	4,015
Eutelsat Communications S.A.	68	1,021
Faurecia S.A.	301	14,400
Gecina S.A.	4	755
Getlink SE	61	1,078
Hermes International	7	5,249
ICADE	19	2,122
Iliad S.A.	36	4,736
Ingenico Group S.A.	23	2,681
Ipsen S.A.	17	1,262
JCDecaux S.A.	91	2,438
Kering S.A.	23	14,146
Klepierre S.A.	33	1,124
Legrand S.A.	77	6,178
L’Oreal S.A.	85	23,728
LVMH Moet Hennessy Louis Vuitton SE	99	43,369
Natixis S.A.	3,234	13,701
	Shares	Value
France-(continued)
Orange S.A.	2,356	$33,433
Pernod Ricard S.A.	42	7,284
Peugeot S.A.	2,537	52,322
Publicis Groupe S.A.	210	9,316
Remy Cointreau S.A.	7	739
Renault S.A.	1,026	40,074
Safran S.A.	123	19,894
Sanofi	363	34,978
Sartorius Stedim Biotech	7	1,258
Schneider Electric SE	258	25,881
SCOR SE	318	13,543
SEB S.A.	42	5,404
Societe Generale S.A.	1,385	44,856
Sodexo S.A.	156	16,354
Suez	1,076	17,684
Teleperformance	17	4,273
Thales S.A.	152	16,713
TOTAL S.A.	2,710	132,577
Ubisoft Entertainment S.A.(a)	22	1,674
Unibail-Rodamco-Westfield	18	2,446
Valeo S.A.	438	13,067
Veolia Environnement S.A.	956	28,266
Vinci S.A.	395	43,861
Vivendi S.A.	498	13,665
Wendel S.A.	52	6,950
Worldline S.A.(a)(b)	19	1,342
		1,520,251
Germany-11.15%
adidas AG	69	21,854
Allianz SE	273	65,303
Aroundtown S.A.	77	728
BASF SE	693	46,901
Bayer AG	519	42,015
Bayerische Motoren Werke AG	981	69,947
Bayerische Motoren Werke AG, Preference Shares	124	6,926
Beiersdorf AG	63	7,149
Brenntag AG	216	11,222
Carl Zeiss Meditec AG, BR	11	1,347
Commerzbank AG	1,940	11,180
Continental AG	289	32,969
Covestro AG(b)	240	10,147
Daimler AG	2,659	123,187
Delivery Hero SE(a)(b)	12	926
Deutsche Bank AG	4,805	44,111
Deutsche Boerse AG	21	3,422
Deutsche Lufthansa AG	1,672	25,626
Deutsche Post AG	1,475	51,612
Deutsche Telekom AG	4,187	67,772
Deutsche Wohnen SE	27	1,143
E.ON SE	2,554	28,983
Evonik Industries AG	438	12,023
Fraport AG Frankfurt Airport Services Worldwide	38	2,836
Fresenius Medical Care AG & Co. KGaA	207	15,989
Fresenius SE & Co. KGaA	589	30,107
Fuchs Petrolub SE, Preference Shares	28	1,241
GEA Group AG	151	4,533
Hannover Rueck SE	91	17,698
HeidelbergCement AG	222	15,076
Henkel AG & Co. KGaA	115	10,641
Henkel AG & Co. KGaA, Preference Shares	74	7,540
HOCHTIEF AG	178	20,633
Infineon Technologies AG	333	7,224

Invesco International Revenue ETF (REFA)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Germany-(continued)
KION Group AG	114	$7,163
Knorr-Bremse AG	55	6,004
LANXESS AG	94	5,659
Merck KGaA	38	4,881
METRO AG	1,682	23,477
MTU Aero Engines AG	14	4,257
Muenchener Rueckversicherungs-Gesellschaft AG	149	43,972
Porsche Automobil Holding SE, Preference Shares	1	68
Puma SE	55	4,413
RWE AG	358	12,434
SAP SE	185	24,155
Sartorius AG, Preference Shares	4	934
Siemens AG	628	77,696
Siemens Healthineers AG(b)	260	12,240
Symrise AG	28	2,884
Telefonica Deutschland Holding AG	2,134	6,463
thyssenkrupp AG	2,582	31,947
TUI AG	1,313	13,472
Uniper SE	2,219	72,814
United Internet AG	128	4,156
Volkswagen AG	637	116,901
Volkswagen AG, Preference Shares	444	79,898
Vonovia SE	47	2,684
Wirecard AG	11	1,624
Zalando SE(a)(b)	108	5,198
		1,385,405
Hong Kong-2.19%
AIA Group Ltd.	2,517	25,203
ASM Pacific Technology Ltd.	130	1,776
Bank of East Asia Ltd. (The)	1,503	3,260
CK Asset Holdings Ltd.	920	5,948
CK Hutchison Holdings Ltd.	3,276	29,238
CK Infrastructure Holdings Ltd.	88	618
CLP Holdings Ltd.	820	8,570
Dairy Farm International Holdings Ltd.	1,594	8,209
Hang Lung Properties Ltd.	417	879
Hang Seng Bank Ltd.	276	5,623
Henderson Land Development Co. Ltd.	391	1,772
HK Electric Investments & HK Electric Investments Ltd.(b)	1,198	1,197
HKT Trust & HKT Ltd.	2,305	3,455
Hong Kong & China Gas Co. Ltd. (The)	2,132	4,108
Hong Kong Exchanges & Clearing Ltd.	46	1,533
Hongkong Land Holdings Ltd.	305	1,626
Jardine Matheson Holdings Ltd.	1,149	64,241
Jardine Strategic Holdings Ltd.	836	25,774
Kerry Properties Ltd.	521	1,466
Link REIT	141	1,434
Melco Resorts & Entertainment Ltd., ADR	191	3,852
MTR Corp. Ltd.	1,037	5,863
New World Development Co. Ltd.	5,843	7,382
NWS Holdings Ltd.	1,528	1,980
PCCW Ltd.	6,640	3,925
Power Assets Holdings Ltd.	22	159
Sino Land Co. Ltd.	662	909
Sun Hung Kai Properties Ltd.	625	8,798
Swire Pacific Ltd., Class A	598	5,302
Swire Properties Ltd.	364	1,139
Techtronic Industries Co. Ltd.	770	6,242
Vitasoy International Holdings Ltd.	139	506
WH Group Ltd.	16,727	16,070
Wharf Real Estate Investment Co. Ltd.	224	1,168
	Shares	Value
Hong Kong-(continued)
Wheelock & Co. Ltd.	885	$5,431
Yue Yuen Industrial Holdings Ltd.	2,728	7,606
		272,262
Ireland-0.47%
AerCap Holdings N.V.(a)	70	3,963
AIB Group PLC	847	2,491
Bank of Ireland Group PLC	1,084	5,302
CRH PLC	666	25,035
Flutter Entertainment PLC	22	2,499
Kerry Group PLC, Class A	45	5,750
Kingspan Group PLC	76	4,687
Smurfit Kappa Group PLC	254	8,805
		58,532
Israel-0.32%
Azrieli Group Ltd.	11	813
Bank Hapoalim BM	488	4,210
Bank Leumi Le-Israel BM	514	3,716
Check Point Software Technologies Ltd.(a)	12	1,372
Elbit Systems Ltd.	21	3,228
Israel Chemicals Ltd.	808	3,423
Israel Discount Bank Ltd., Class A	586	2,673
Mizrahi Tefahot Bank Ltd.	90	2,461
Nice Ltd.(a)	8	1,387
Teva Pharmaceutical Industries Ltd., ADR(a)	1,555	16,172
Wix.com Ltd.(a)	4	571
		40,026
Italy-2.53%
Assicurazioni Generali S.p.A.	2,676	52,179
Atlantia S.p.A.	377	9,262
Davide Campari-Milano S.p.A.	150	1,451
Enel S.p.A.	8,895	77,430
Eni S.p.A.	4,402	61,750
Ferrari N.V.	16	2,704
FinecoBank Banca Fineco S.p.A.	72	844
Intesa Sanpaolo S.p.A.	8,076	20,097
Leonardo S.p.A.	930	11,522
Mediobanca Banca di Credito Finanziario S.p.A.	255	2,547
Moncler S.p.A.	33	1,426
Pirelli & C S.p.A.(b)	707	3,425
Poste Italiane S.p.A.(b)	1,377	15,794
Prysmian S.p.A.	472	10,503
Recordati S.p.A.	30	1,284
Snam S.p.A.	464	2,487
Telecom Italia S.p.A.(a)	19,813	10,689
Telecom Italia S.p.A., RSP	7,942	4,181
Terna - Rete Elettrica Nazionale S.p.A.	320	2,233
UniCredit S.p.A.	1,713	22,936
		314,744
Japan-34.55%
ABC-Mart, Inc.	31	2,014
Acom Co. Ltd.	593	2,823
Advantest Corp.	47	2,545
Aeon Co. Ltd.	3,041	63,227
AEON Financial Service Co. Ltd.	190	3,034
Aeon Mall Co. Ltd.	147	2,477
AGC, Inc.	337	11,675
Air Water, Inc.	364	5,108
Aisin Seiki Co. Ltd.	818	27,887
Ajinomoto Co., Inc.	454	7,561
Alfresa Holdings Corp.	989	20,321

Invesco International Revenue ETF (REFA)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Japan-(continued)
Alps Alpine Co. Ltd.	287	$5,301
Amada Holdings Co. Ltd.	240	2,575
ANA Holdings, Inc.	441	13,932
Aozora Bank Ltd.	47	1,284
Asahi Group Holdings Ltd.	322	15,110
Asahi Intecc Co. Ltd.	14	393
Asahi Kasei Corp.	1,447	15,193
Astellas Pharma, Inc.	607	10,924
Bandai Namco Holdings, Inc.	107	6,296
Bank of Kyoto Ltd. (The)	20	821
Benesse Holdings, Inc.	142	3,950
Bridgestone Corp.	661	23,791
Brother Industries Ltd.	287	5,728
Calbee, Inc.	65	2,153
Canon, Inc.	1,227	32,677
Casio Computer Co. Ltd.	94	1,777
Central Japan Railway Co.	68	13,542
Chiba Bank Ltd. (The)	391	2,175
Chubu Electric Power Co., Inc.	1,688	23,174
Chugai Pharmaceutical Co. Ltd.	65	6,756
Chugoku Electric Power Co., Inc. (The)	840	11,137
Coca-Cola Bottlers Japan Holdings, Inc.	300	8,008
Concordia Financial Group Ltd.	601	2,323
Credit Saison Co. Ltd.	171	2,802
CyberAgent, Inc.	73	2,974
Dai Nippon Printing Co. Ltd.	372	10,451
Daicel Corp.	303	2,933
Daifuku Co. Ltd.	60	3,726
Dai-ichi Life Holdings, Inc.	2,474	37,800
Daiichi Sankyo Co. Ltd.	100	6,865
Daikin Industries, Ltd.	126	18,176
Daito Trust Construction Co. Ltd.	94	11,192
Daiwa House Industry Co. Ltd.	977	31,198
Daiwa Securities Group, Inc.	1,293	6,670
Denso Corp.	878	36,794
Dentsu Group, Inc.	203	6,855
Disco Corp.	7	1,669
East Japan Railway Co.	209	18,705
Eisai Co. Ltd.	80	6,148
Electric Power Development Co. Ltd.	295	6,747
FamilyMart Co. Ltd.	74	1,644
FANUC Corp.	20	3,750
Fast Retailing Co. Ltd.	26	14,235
Fuji Electric Co. Ltd.	202	6,132
FUJIFILM Holdings Corp.	456	23,072
Fujitsu Ltd.	326	34,936
Fukuoka Financial Group, Inc.	104	1,847
GMO Payment Gateway, Inc.	3	197
Hakuhodo DY Holdings, Inc.	682	9,917
Hamamatsu Photonics K.K.	30	1,301
Hankyu Hanshin Holdings, Inc.	162	6,681
Hikari Tsushin, Inc.	18	4,486
Hino Motors Ltd.	1,475	14,099
Hirose Electric Co. Ltd.	8	1,015
Hisamitsu Pharmaceutical Co., Inc.	29	1,504
Hitachi Chemical Co. Ltd.	180	7,631
Hitachi Construction Machinery Co. Ltd.	319	8,815
Hitachi High-Technologies Corp.	90	6,577
Hitachi Ltd.	1,791	69,898
Hitachi Metals Ltd.	529	8,307
Honda Motor Co. Ltd.	4,112	107,405
Hoshizaki Corp.	29	2,702
	Shares	Value
Japan-(continued)
Hoya Corp.	55	$5,379
Hulic Co. Ltd.	246	3,028
Idemitsu Kosan Co. Ltd.	1,273	32,475
IHI Corp.	397	9,630
Iida Group Holdings Co. Ltd.	584	10,022
INPEX Corp.	726	6,903
Isetan Mitsukoshi Holdings Ltd.	1,059	8,413
Isuzu Motors Ltd.	1,527	15,399
ITOCHU Corp.	4,144	98,185
Itochu Techno-Solutions Corp.	132	3,952
J Front Retailing Co. Ltd.	309	3,792
Japan Airlines Co. Ltd.	316	9,024
Japan Airport Terminal Co. Ltd.	50	2,357
Japan Exchange Group, Inc.	55	1,007
Japan Post Bank Co. Ltd.	1,540	14,436
Japan Post Holdings Co. Ltd.	6,867	63,123
Japan Post Insurance Co. Ltd.	1,800	30,774
Japan Tobacco, Inc.	784	16,753
JFE Holdings, Inc.	2,479	30,077
JGC Holdings Corp.	237	3,492
JSR Corp.	252	4,618
JTEKT Corp.	869	9,493
JXTG Holdings, Inc.	17,992	77,821
Kajima Corp.	1,139	14,775
Kakaku.com, Inc.	18	478
Kamigumi Co. Ltd.	93	2,010
Kansai Electric Power Co., Inc. (The)	2,376	26,920
Kansai Paint Co. Ltd.	89	2,173
Kao Corp.	135	10,938
Kawasaki Heavy Industries Ltd.	500	10,135
KDDI Corp.	1,261	38,056
Keihan Holdings Co. Ltd.	55	2,519
Keikyu Corp.	141	2,636
Keio Corp.	49	2,839
Keisei Electric Railway Co. Ltd.	52	1,905
Keyence Corp.	14	4,827
Kikkoman Corp.	68	3,369
Kintetsu Group Holdings Co. Ltd.	180	9,582
Kirin Holdings Co. Ltd.	598	13,311
Kobayashi Pharmaceutical Co. Ltd.	16	1,312
Koito Manufacturing Co. Ltd.	110	4,887
Komatsu Ltd.	818	18,619
Konami Holdings Corp.	44	1,721
Konica Minolta, Inc.	1,056	6,625
Kose Corp.	15	2,039
Kubota Corp.	890	14,292
Kuraray Co. Ltd.	380	4,681
Kurita Water Industries Ltd.	83	2,477
Kyocera Corp.	197	13,221
Kyowa Kirin Co. Ltd.	142	3,388
Kyushu Electric Power Co., Inc.	1,725	14,324
Kyushu Railway Co.	100	3,308
Lawson, Inc.	108	6,317
LINE Corp.(a)	51	2,522
Lion Corp.	137	2,644
LIXIL Group Corp.	846	14,331
M3, Inc.	40	1,188
Makita Corp.	104	4,083
Marubeni Corp.	7,209	52,891
Marui Group Co. Ltd.	88	2,065
Maruichi Steel Tube Ltd.	52	1,468
Mazda Motor Corp.	2,870	24,732

Invesco International Revenue ETF (REFA)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Japan-(continued)
McDonald’s Holdings Co. Japan Ltd.	43	$2,055
Mebuki Financial Group, Inc.	793	1,793
Medipal Holdings Corp.	1,148	24,743
MEIJI Holdings Co. Ltd.	127	9,046
Mercari, Inc.(a)	10	177
MINEBEA MITSUMI, Inc.	333	6,716
MISUMI Group, Inc.	99	2,531
Mitsubishi Chemical Holdings Corp.	3,791	27,982
Mitsubishi Corp.	4,605	119,942
Mitsubishi Electric Corp.	2,382	33,955
Mitsubishi Estate Co. Ltd.	485	9,630
Mitsubishi Gas Chemical Co., Inc.	310	4,834
Mitsubishi Heavy Industries Ltd.	733	27,214
Mitsubishi Materials Corp.	441	11,324
Mitsubishi Motors Corp.	3,961	15,093
Mitsubishi UFJ Financial Group, Inc.	9,358	49,084
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,119	7,165
Mitsui & Co. Ltd.	2,911	52,655
Mitsui Chemicals, Inc.	493	11,167
Mitsui Fudosan Co. Ltd.	581	15,607
Mitsui OSK Lines Ltd.	319	7,914
Mizuho Financial Group, Inc.	17,858	26,774
MonotaRO Co. Ltd.	38	937
MS&AD Insurance Group Holdings, Inc.	1,151	38,836
Murata Manufacturing Co. Ltd.	212	12,377
Nabtesco Corp.	83	2,473
Nagoya Railroad Co. Ltd.	158	4,687
NEC Corp.	559	25,375
Nexon Co. Ltd.(a)	119	1,630
NGK Insulators Ltd.	236	4,043
NGK Spark Plug Co. Ltd.	170	3,054
NH Foods Ltd.	212	9,438
Nidec Corp.	83	10,752
Nikon Corp.	399	4,929
Nintendo Co. Ltd.	25	9,404
Nippon Express Co. Ltd.	247	13,149
Nippon Paint Holdings Co. Ltd.	91	4,433
Nippon Steel Corp.	3,272	46,355
Nippon Telegraph & Telephone Corp.	3,580	92,039
Nippon Yusen KK	698	11,425
Nissan Chemical Corp.	34	1,438
Nissan Motor Co. Ltd.	14,058	77,758
Nisshin Seifun Group, Inc.	276	4,782
Nissin Foods Holdings Co. Ltd.	54	4,115
Nitori Holdings Co. Ltd.	24	3,761
Nitto Denko Corp.	89	5,083
Nomura Holdings, Inc.	3,013	15,743
Nomura Real Estate Holdings, Inc.	204	5,091
Nomura Research Institute Ltd.	231	5,158
NSK Ltd.	726	6,236
NTT Data Corp.	1,146	16,442
NTT DOCOMO, Inc.	1,319	37,811
Obayashi Corp.	1,392	15,579
Obic Co. Ltd.	5	692
Odakyu Electric Railway Co. Ltd.	154	3,461
Oji Holdings Corp.	2,048	10,695
Olympus Corp.	382	6,289
Omron Corp.	97	5,737
Ono Pharmaceutical Co. Ltd.	125	2,929
Oracle Corp. Japan	20	1,760
Oriental Land Co. Ltd.	34	4,473
ORIX Corp.	1,180	20,228
	Shares	Value
Japan-(continued)
Osaka Gas Co. Ltd.	528	$9,046
Otsuka Corp.	139	5,515
Otsuka Holdings Co. Ltd.	221	10,018
Pan Pacific International Holdings Corp.	652	10,630
Panasonic Corp.	6,575	66,851
Park24 Co. Ltd.	109	2,771
Persol Holdings Co. Ltd.	418	7,655
Pigeon Corp.	18	650
Pola Orbis Holdings, Inc.	64	1,415
Rakuten, Inc.(a)	1,019	8,048
Recruit Holdings Co. Ltd.	528	20,967
Renesas Electronics Corp.(a)	837	5,491
Resona Holdings, Inc.	1,310	5,510
Ricoh Co. Ltd.	1,500	17,424
Rinnai Corp.	37	2,690
Rohm Co. Ltd.	47	3,491
Ryohin Keikaku Co. Ltd.	170	2,889
Sankyo Co. Ltd.	19	647
Santen Pharmaceutical Co. Ltd.	110	2,087
SBI Holdings, Inc.	109	2,593
Secom Co. Ltd.	93	8,334
Sega Sammy Holdings, Inc.	200	2,766
Seibu Holdings, Inc.	258	4,073
Seiko Epson Corp.	594	8,878
Sekisui Chemical Co. Ltd.	467	7,941
Sekisui House Ltd.	765	16,664
Seven & i Holdings Co. Ltd.	1,230	47,856
Seven Bank Ltd.	399	1,207
SG Holdings Co. Ltd.	299	6,414
Sharp Corp.	1,167	16,388
Shimadzu Corp.	109	3,138
Shimamura Co. Ltd.	55	4,192
Shimano, Inc.	17	2,644
Shimizu Corp.	1,293	13,516
Shin-Etsu Chemical Co. Ltd.	108	12,670
Shinsei Bank Ltd.	198	3,087
Shionogi & Co. Ltd.	44	2,665
Shiseido Co. Ltd.	104	6,800
Shizuoka Bank Ltd. (The)	224	1,606
Showa Denko K.K.	255	6,294
SMC Corp.	8	3,560
Softbank Corp.	2,116	29,206
SoftBank Group Corp.	1,882	78,555
Sohgo Security Services Co. Ltd.	66	3,477
Sompo Holdings, Inc.	581	22,155
Sony Corp.	1,027	73,132
Sony Financial Holdings, Inc.	412	9,686
Stanley Electric Co. Ltd.	137	3,610
Subaru Corp.	876	22,307
SUMCO Corp.	192	3,082
Sumitomo Chemical Co. Ltd.	3,558	15,495
Sumitomo Corp.	2,641	39,913
Sumitomo Dainippon Pharma Co. Ltd.	246	4,319
Sumitomo Electric Industries Ltd.	1,631	22,271
Sumitomo Heavy Industries Ltd.	204	5,519
Sumitomo Metal Mining Co. Ltd.	176	5,138
Sumitomo Mitsui Financial Group, Inc.	1,100	39,419
Sumitomo Mitsui Trust Holdings, Inc.	287	10,812
Sumitomo Realty & Development Co. Ltd.	193	7,212
Sumitomo Rubber Industries Ltd.	561	6,289
Sundrug Co. Ltd.	107	3,682
Suntory Beverage & Food Ltd.	212	9,086

Invesco International Revenue ETF (REFA)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Japan-(continued)
Suzuken Co. Ltd.	386	$15,082
Suzuki Motor Corp.	636	29,528
Sysmex Corp.	30	2,186
T&D Holdings, Inc.	1,058	11,626
Taiheiyo Cement Corp.	223	6,139
Taisei Corp.	331	13,468
Taisho Pharmaceutical Holdings Co. Ltd.	24	1,732
Taiyo Nippon Sanso Corp.	254	5,664
Takeda Pharmaceutical Co. Ltd.	398	15,522
TDK Corp.	94	10,295
Teijin Ltd.	393	7,161
Terumo Corp.	155	5,697
THK Co. Ltd.	118	3,066
Tobu Railway Co. Ltd.	146	5,213
Toho Co. Ltd.	43	1,605
Toho Gas Co. Ltd.	80	3,133
Tohoku Electric Power Co., Inc.	1,559	14,787
Tokio Marine Holdings, Inc.	662	36,555
Tokyo Century Corp.	138	7,206
Tokyo Electric Power Co. Holdings, Inc.(a)	10,676	42,848
Tokyo Electron Ltd.	40	9,042
Tokyo Gas Co. Ltd.	635	14,108
Tokyu Corp.	471	8,396
Tokyu Fudosan Holdings Corp.	1,018	7,289
Toppan Printing Co. Ltd.	595	12,055
Toray Industries, Inc.	2,488	16,647
Toshiba Corp.	810	26,157
Tosoh Corp.	454	6,589
TOTO Ltd.	125	5,219
Toyo Seikan Group Holdings Ltd.	398	6,889
Toyo Suisan Kaisha Ltd.	77	3,268
Toyoda Gosei Co. Ltd.	216	5,024
Toyota Industries Corp.	276	15,279
Toyota Motor Corp.	3,575	252,396
Toyota Tsusho Corp.	1,404	49,678
Trend Micro, Inc.	25	1,329
Tsuruha Holdings, Inc.	51	6,319
Unicharm Corp.	167	5,812
USS Co. Ltd.	38	701
Welcia Holdings Co. Ltd.	100	5,563
West Japan Railway Co.	122	10,439
Yakult Honsha Co. Ltd.	50	2,560
Yamada Denki Co. Ltd.	2,423	12,318
Yamaha Corp.	66	3,447
Yamaha Motor Co. Ltd.	580	11,034
Yamato Holdings Co. Ltd.	778	12,741
Yamazaki Baking Co. Ltd.	478	9,208
Yaskawa Electric Corp.	100	3,575
Yokogawa Electric Corp.	153	2,733
Yokohama Rubber Co. Ltd. (The)	274	4,775
Z Holdings Corp.	2,353	9,509
ZOZO, Inc.	44	740
		4,294,105
Luxembourg-0.51%
ArcelorMittal S.A.	3,623	53,624
Eurofins Scientific SE	7	3,770
SES S.A., FDR	71	874
Tenaris S.A.	510	5,272
		63,540
Macau-0.15%
Galaxy Entertainment Group Ltd.	800	5,306
	Shares	Value
Macau-(continued)
Sands China Ltd.	1,333	$6,524
SJM Holdings Ltd.	2,974	3,359
Wynn Macau Ltd.	1,714	3,611
		18,800
Netherlands-3.20%
ABN AMRO Bank N.V., CVA(b)	713	12,421
Adyen N.V.(a)(b)	2	1,842
Aegon N.V.	4,448	18,085
Akzo Nobel N.V.	93	8,791
Altice Europe N.V.(a)	2,990	19,271
ASML Holding N.V.	36	10,143
EXOR N.V.	1,644	121,410
Heineken Holding N.V.	215	21,182
Heineken N.V.	202	22,010
ING Groep N.V.	2,637	28,712
Koninklijke Ahold Delhaize N.V.	2,318	57,028
Koninklijke DSM N.V.	64	7,823
Koninklijke KPN N.V.	1,505	4,225
Koninklijke Philips N.V.	384	17,618
Koninklijke Vopak N.V.	26	1,394
NN Group N.V.	310	10,787
NXP Semiconductors N.V.	60	7,612
Prosus N.V.(a)	32	2,313
Randstad N.V.	373	21,478
Wolters Kluwer N.V.	50	3,763
		397,908
New Zealand-0.10%
a2 Milk Co. Ltd.(a)	54	524
Auckland International Airport Ltd.	68	381
Fisher & Paykel Healthcare Corp. Ltd.	51	769
Fletcher Building Ltd.	1,466	5,265
Mercury NZ Ltd.	309	1,048
Meridian Energy Ltd.	563	1,947
Ryman Healthcare Ltd.	25	267
Spark New Zealand Ltd.	764	2,304
		12,505
Norway-0.81%
Aker BP ASA	90	2,550
DNB ASA	372	6,532
Equinor ASA	2,805	50,864
Gjensidige Forsikring ASA	118	2,573
Mowi ASA	124	2,962
Norsk Hydro ASA	3,648	11,481
Orkla ASA	441	4,258
Schibsted ASA, Class B	28	796
Telenor ASA	544	9,853
Yara International ASA	255	9,278
		101,147
Portugal-0.37%
EDP - Energias de Portugal S.A.	3,317	16,630
Galp Energia SGPS S.A.	846	12,788
Jeronimo Martins SGPS S.A.	958	16,503
		45,921
Russia-0.08%
Evraz PLC	2,193	10,193
Singapore-1.06%
Ascendas REIT	238	549
CapitaLand Commercial Trust	161	243
CapitaLand Ltd.	1,196	3,172

Invesco International Revenue ETF (REFA)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Singapore-(continued)
CapitaLand Mall Trust	266	$491
City Developments Ltd.	288	2,237
ComfortDelGro Corp. Ltd.	1,185	1,884
DBS Group Holdings Ltd.	605	11,245
Genting Singapore Ltd.	2,240	1,411
Jardine Cycle & Carriage Ltd.	610	13,059
Keppel Corp. Ltd.	736	3,602
Mapletree Commercial Trust	167	287
Oversea-Chinese Banking Corp. Ltd.	2,211	17,543
SATS Ltd.	272	909
Sembcorp Industries Ltd.	3,633	5,643
Singapore Airlines Ltd.	1,388	8,695
Singapore Exchange Ltd.	93	593
Singapore Press Holdings Ltd.	319	472
Singapore Technologies Engineering Ltd.	1,326	3,993
Singapore Telecommunications Ltd.	3,975	9,611
Suntec REIT	159	214
United Overseas Bank Ltd.	455	8,554
UOL Group Ltd.	267	1,561
Venture Corp. Ltd.	176	2,106
Wilmar International Ltd.	11,642	33,351
		131,425
South Africa-0.20%
Anglo American PLC	937	24,525
Spain-3.13%
ACS Actividades de Construccion y Servicios S.A.	950	31,615
Aena SME S.A.(b)	20	3,705
Amadeus IT Group S.A.	56	4,395
Banco Bilbao Vizcaya Argentaria S.A.	6,970	36,060
Banco de Sabadell S.A.	5,764	5,200
Banco Santander S.A.	18,083	71,221
Bankia S.A.	1,868	3,398
Bankinter S.A.	325	2,109
CaixaBank S.A.	3,628	10,614
Cellnex Telecom S.A.(b)	28	1,394
Enagas S.A.	40	1,078
Endesa S.A.	680	18,666
Ferrovial S.A.	75	2,382
Grifols S.A.	74	2,485
Iberdrola S.A.	3,373	36,894
Industria de Diseno Textil S.A.	784	26,386
Mapfre S.A.	6,038	15,470
Naturgy Energy Group S.A.	827	21,812
Red Electrica Corp. S.A.	79	1,579
Repsol S.A.	3,082	42,574
Siemens Gamesa Renewable Energy S.A.	572	9,131
Telefonica S.A.	5,988	40,539
		388,707
Sweden-1.59%
Alfa Laval AB	152	3,801
Assa Abloy AB, Class B	291	6,923
Atlas Copco AB, Class A	151	5,358
Atlas Copco AB, Class B	95	2,957
Boliden AB	176	4,187
Electrolux AB, Series B	413	9,799
Epiroc AB, Class A	218	2,526
Epiroc AB, Class B	107	1,211
Essity AB, Class B	286	9,080
Hennes & Mauritz AB, Class B	855	18,774
Hexagon AB, Class B	61	3,324
Husqvarna AB, Class B	308	2,324
	Shares	Value
Sweden-(continued)
ICA Gruppen AB	221	$9,717
Industrivarden AB, Class C	6	141
Investor AB, Class B	59	3,233
Kinnevik AB, Class B	5	121
L E Lundbergforetagen AB, Class B	31	1,346
Lundin Petroleum AB	60	1,828
Sandvik AB	463	8,462
Securitas AB, Class B	465	7,321
Skandinaviska Enskilda Banken AB, Class A	619	6,116
Skanska AB, Class B	633	14,645
SKF AB, Class B	394	7,223
Svenska Handelsbanken AB, Class A	501	4,921
Swedbank AB, Class A	327	5,030
Swedish Match AB	23	1,301
Tele2 AB, Class B	143	2,157
Telefonaktiebolaget LM Ericsson, Class B	1,884	14,808
Telia Co. AB	1,576	6,745
Volvo AB, Class B	1,894	32,482
		197,861
Switzerland-5.52%
ABB Ltd.	895	20,889
Adecco Group AG	361	21,223
Alcon, Inc.(a)	91	5,373
Baloise Holding AG	34	6,145
Barry Callebaut AG	3	6,644
Cie Financiere Richemont S.A.	178	13,037
Clariant AG	212	4,777
Coca-Cola HBC AG(a)	168	6,170
Credit Suisse Group AG	2,140	27,104
Dufry AG(a)	84	7,293
EMS-Chemie Holding AG	3	1,966
Geberit AG	5	2,640
Givaudan S.A.	2	6,594
Glencore PLC	55,831	163,752
Julius Baer Group Ltd.	74	3,706
Kuehne + Nagel International AG	109	17,631
LafargeHolcim Ltd.(a)	409	20,822
Lonza Group AG(a)	12	4,930
Nestle S.A.	756	83,388
Novartis AG	494	46,698
Pargesa Holding S.A., BR	56	4,491
Partners Group Holding AG	1	917
Roche Holding AG	131	44,049
Schindler Holding AG	25	6,221
Schindler Holding AG, PC	15	3,879
SGS S.A.	2	5,788
Sika AG	30	5,397
Sonova Holding AG	10	2,507
STMicroelectronics N.V.	309	8,660
Straumann Holding AG	1	954
Swatch Group AG (The)	55	2,681
Swatch Group AG (The), BR	13	3,271
Swiss Life Holding AG	27	13,589
Swiss Prime Site AG(a)	12	1,466
Swiss Re AG	307	34,696
Swisscom AG	18	9,884
Temenos AG	4	647
UBS Group AG	2,492	31,006
Vifor Pharma AG	9	1,661
Zurich Insurance Group AG	80	33,238
		685,784

Invesco International Revenue ETF (REFA)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
United Arab Emirates-0.01%
NMC Health PLC	70	$1,192
United Kingdom-12.76%
3i Group PLC	79	1,150
Admiral Group PLC	26	774
Ashtead Group PLC	156	5,048
Associated British Foods PLC	514	17,793
AstraZeneca PLC	197	19,279
Auto Trader Group PLC(b)	46	341
AVEVA Group PLC	14	908
Aviva PLC	4,816	25,292
BAE Systems PLC	2,436	20,275
Barclays PLC	13,533	29,970
Barratt Developments PLC	596	6,307
Berkeley Group Holdings PLC	57	3,937
BP PLC	35,683	214,820
British American Tobacco PLC	691	30,583
British Land Co. PLC (The)	111	812
BT Group PLC	9,602	20,368
Bunzl PLC	368	9,532
Burberry Group PLC	96	2,471
Centrica PLC	30,522	34,135
CNH Industrial N.V.	2,023	19,334
Coca-Cola European Partners PLC	204	10,732
Compass Group PLC	950	23,505
Croda International PLC	22	1,445
DCC PLC	191	15,439
Diageo PLC	323	12,816
Direct Line Insurance Group PLC	454	2,022
easyJet PLC	376	6,904
Experian PLC	109	3,789
Fiat Chrysler Automobiles N.V.	4,591	59,689
G4S PLC	3,163	8,147
GlaxoSmithKline PLC	1,503	35,346
GVC Holdings PLC	366	4,232
Halma PLC	51	1,416
Hargreaves Lansdown PLC	15	341
HSBC Holdings PLC	9,388	68,287
Imperial Brands PLC	714	18,361
Informa PLC	287	2,931
InterContinental Hotels Group PLC	36	2,224
Intertek Group PLC	44	3,341
ITV PLC	1,489	2,658
J Sainsbury PLC	11,544	30,800
JD Sports Fashion PLC	504	5,460
Johnson Matthey PLC	286	9,821
Kingfisher PLC	4,437	11,932
Land Securities Group PLC	69	853
Legal & General Group PLC	4,852	19,539
Lloyds Banking Group PLC	49,513	37,066
London Stock Exchange Group PLC	23	2,376
M&G PLC(a)	6,698	21,208
Marks & Spencer Group PLC	5,506	12,774
Meggitt PLC	250	2,226
Melrose Industries PLC	4,127	12,687
Micro Focus International PLC	170	2,297
Mondi PLC	322	6,562
National Grid PLC	1,292	17,130
	Shares	Value
United Kingdom-(continued)
Next PLC	59	$5,360
Ocado Group PLC(a)	108	1,742
Pearson PLC	409	3,064
Persimmon PLC	100	4,024
Prudential PLC	2,119	37,765
Reckitt Benckiser Group PLC	175	14,489
RELX PLC	330	8,757
Rentokil Initial PLC	407	2,505
Rolls-Royce Holdings PLC	1,773	15,659
Royal Bank of Scotland Group PLC (The)	5,728	16,483
Royal Dutch Shell PLC, Class A	5,488	144,281
Royal Dutch Shell PLC, Class B	4,787	126,205
RSA Insurance Group PLC	919	6,668
Sage Group PLC (The)	201	1,956
Schroders PLC	56	2,372
Segro PLC	52	624
Severn Trent PLC	73	2,482
Smith & Nephew PLC	184	4,430
Smiths Group PLC	122	2,717
Spirax-Sarco Engineering PLC	11	1,293
SSE PLC	488	9,704
St James’s Place PLC	726	10,948
Standard Chartered PLC	2,176	18,100
Standard Life Aberdeen PLC	564	2,242
Taylor Wimpey PLC	1,838	5,212
Tesco PLC	22,175	72,172
Unilever N.V.	498	29,084
Unilever PLC	346	20,677
United Utilities Group PLC	183	2,445
Vodafone Group PLC	18,380	36,173
Weir Group PLC (The)	130	2,310
Whitbread PLC	27	1,591
WM Morrison Supermarkets PLC	7,424	17,806
WPP PLC	1,231	15,335
		1,586,160
United States-0.21%
Carnival PLC	95	3,905
CyberArk Software Ltd.(a)	2	277
Ferguson PLC	204	18,291
James Hardie Industries PLC, CDI	112	2,384
QIAGEN N.V.(a)	30	1,003
		25,860
Total Common Stocks & Other Equity Interests (Cost $12,398,165)		12,421,111
Money Market Funds-0.12%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(c) (Cost $14,868)	14,868	14,868
TOTAL INVESTMENTS IN SECURITIES-100.07% (Cost $12,413,033)		12,435,979
OTHER ASSETS LESS LIABILITIES-(0.07)%		(8,224)
NET ASSETS-100.00%		$12,427,755

Invesco International Revenue ETF (REFA)—(continued)
January 31, 2020
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt
BR-Bearer Shares
CDI-CREST Depository Interest
CVA-Dutch Certificates
FDR-Fiduciary Depositary Receipt
PC-Participation Certificate
REIT-Real Estate Investment Trust
RSP-Registered Savings Plan Shares
SDR-Swedish Depository Receipt

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2020 was $90,297, which represented less than 1% of the Fund’s Net Assets.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco International Ultra Dividend Revenue ETF (RIDV)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Australia-7.30%
Adelaide Brighton Ltd.	291	$709
AGL Energy Ltd.	420	5,609
APA Group	143	1,085
Aurizon Holdings Ltd.	325	1,177
AusNet Services	701	831
Australia & New Zealand Banking Group Ltd.	952	16,411
Bendigo & Adelaide Bank Ltd.	190	1,324
Boral Ltd.	730	2,434
Commonwealth Bank of Australia	325	18,550
Crown Resorts Ltd.	147	1,151
Dexus	42	358
Fortescue Metals Group Ltd.	926	7,061
GPT Group (The)	81	325
Insurance Australia Group Ltd.	1,413	6,697
Macquarie Group Ltd.	79	7,656
Magellan Financial Group Ltd.	7	315
Medibank Pvt Ltd.	1,340	2,781
Metcash Ltd.	2,748	4,820
Platinum Asset Management Ltd.	46	146
Rio Tinto Ltd.	385	25,457
Rio Tinto PLC	445	23,957
Scentre Group	458	1,184
Shopping Centres Australasia Property Group	64	124
Star Entertainment Group Ltd. (The)	293	820
Stockland	354	1,166
Tabcorp Holdings Ltd.	740	2,323
Vicinity Centres	310	527
Wesfarmers Ltd.	426	12,893
Westpac Banking Corp.	1,006	16,917
Whitehaven Coal Ltd.	511	859
Woodside Petroleum Ltd.	133	3,092
		168,759
Belgium-0.91%
Ageas	154	8,494
KBC Group N.V.	118	8,665
Proximus SADP	134	3,819
		20,978
Canada-7.27%
Bank of Nova Scotia (The)	391	21,369
BCE, Inc.	241	11,363
Canadian Imperial Bank of Commerce	157	12,811
Canadian Utilities Ltd., Class A	66	2,021
Enbridge, Inc.	633	25,755
Great-West Lifeco, Inc.	883	22,894
Pembina Pipeline Corp.	98	3,755
Power Corp. of Canada	998	24,917
Power Financial Corp.	970	25,193
RioCan REIT	31	637
Shaw Communications, Inc., Class B	126	2,464
TC Energy Corp.	134	7,353
TELUS Corp.	187	7,501
		168,033
China-2.01%
BOC Hong Kong Holdings Ltd.	2,942	9,832
China Travel International Investment Hong Kong Ltd.	2,449	394
Lenovo Group Ltd.	50,751	33,530
	Shares	Value
China-(continued)
Shui On Land Ltd.	6,021	$1,210
Xinyi Glass Holdings Ltd.	1,104	1,393
		46,359
Denmark-0.74%
Danske Bank A/S	864	14,466
Pandora A/S	52	2,694
		17,160
Finland-1.29%
Fortum OYJ	166	4,021
Nokian Renkaat OYJ	42	1,131
Nordea Bank Abp	1,244	9,823
Orion OYJ, Class B	17	804
Sampo OYJ, Class A	154	6,975
UPM-Kymmene OYJ	224	7,082
		29,836
France-15.73%
ALD S.A.(a)	439	6,422
Amundi S.A.(a)	24	1,948
BNP Paribas S.A.	792	42,169
Bouygues S.A.	661	26,173
CNP Assurances	1,320	23,800
Covivio	6	713
Credit Agricole S.A.	4,808	65,164
Imerys S.A.	80	3,465
Klepierre S.A.	25	851
Orange S.A.	1,809	25,671
Publicis Groupe S.A.	168	7,453
Societe BIC S.A.	20	1,351
Societe Generale S.A.	1,137	36,824
Suez	855	14,052
TOTAL S.A.	2,164	105,866
Unibail-Rodamco-Westfield	12	1,630
		363,552
Germany-8.69%
BASF SE	589	39,862
Bayerische Motoren Werke AG	881	62,817
Covestro AG(a)	195	8,244
Deutsche Telekom AG	3,370	54,548
Evonik Industries AG	331	9,086
HUGO BOSS AG	43	2,039
METRO AG	1,072	14,963
TUI AG	897	9,204
		200,763
Hong Kong-1.93%
Champion REIT	394	237
Chow Tai Fook Jewellery Group Ltd.	5,864	5,332
Guotai Junan International Holdings Ltd.	1,915	328
Guotai Junan International Holdings Ltd., Rts., expiring 03/09/2020(b)(c)	638	0
Haitong International Securities Group Ltd.	2,004	583
Hang Lung Properties Ltd.	342	721
Hang Seng Bank Ltd.	225	4,584
Kerry Properties Ltd.	566	1,593
Li & Fung Ltd.	68,734	6,108
Lifestyle International Holdings Ltd.	332	333
Mapletree North Asia Commercial Trust(a)	230	201
New World Development Co. Ltd.	4,856	6,135
NWS Holdings Ltd.	1,652	2,140
PCCW Ltd.	5,032	2,975

Invesco International Ultra Dividend Revenue ETF (RIDV)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Hong Kong-(continued)
Power Assets Holdings Ltd.	17	$123
Sa Sa International Holdings Ltd.	2,837	504
Shun Tak Holdings Ltd.	3,335	1,443
Sino Land Co. Ltd.	445	611
VTech Holdings Ltd.	156	1,419
Wharf Holdings Ltd. (The)	727	1,809
Wharf Real Estate Investment Co. Ltd.	250	1,304
Yue Yuen Industrial Holdings Ltd.	2,203	6,142
		44,625
Ireland-0.09%
AIB Group PLC	668	1,965
Israel-0.52%
Delek Group Ltd.	11	1,426
Harel Insurance Investments & Financial Services Ltd.	404	2,766
Migdal Insurance & Financial Holdings Ltd.	4,095	3,325
Paz Oil Co. Ltd.	17	2,069
Phoenix Holdings Ltd. (The)	458	2,519
		12,105
Italy-8.71%
Assicurazioni Generali S.p.A.	2,332	45,471
Atlantia S.p.A.	386	9,483
Enel S.p.A.	7,280	63,372
Eni S.p.A.	3,475	48,746
Mediobanca Banca di Credito Finanziario S.p.A.	180	1,798
Poste Italiane S.p.A.(a)	1,930	22,137
Terna - Rete Elettrica Nazionale S.p.A.	257	1,793
UnipolSai Assicurazioni S.p.A.	3,157	8,467
		201,267
Luxembourg-0.06%
SES S.A., FDR	107	1,317
Netherlands-3.72%
ABN AMRO Bank N.V., CVA(a)	593	10,331
Aegon N.V.	5,201	21,147
ING Groep N.V.	2,126	23,148
NN Group N.V.	421	14,650
Randstad N.V.	291	16,756
		86,032
New Zealand-0.26%
Air New Zealand Ltd.	1,322	2,413
Contact Energy Ltd.	222	1,069
Kiwi Property Group Ltd.	97	98
Mercury NZ Ltd.	269	912
Spark New Zealand Ltd.	503	1,517
		6,009
Norway-2.64%
Aker BP ASA	69	1,955
DNB ASA	342	6,005
Equinor ASA	2,303	41,761
Gjensidige Forsikring ASA	112	2,442
Salmar ASA	18	882
Telenor ASA	435	7,879
		60,924
Poland-0.07%
Bank Polska Kasa Opieki S.A.	59	1,506
Portugal-0.57%
EDP - Energias de Portugal S.A.	2,612	13,095
	Shares	Value
Singapore-1.38%
Ascendas REIT	195	$450
CapitaLand Commercial Trust	130	196
CapitaLand Mall Trust	196	362
ComfortDelGro Corp. Ltd.	1,080	1,717
Frasers Property Ltd.	1,513	1,884
Keppel REIT	84	74
Mapletree Commercial Trust	123	212
Mapletree Industrial Trust	101	206
Mapletree Logistics Trust	198	267
Olam International Ltd.	11,883	15,671
SIA Engineering Co. Ltd.	235	451
Singapore Press Holdings Ltd.	282	417
Singapore Telecommunications Ltd.	3,296	7,969
Suntec REIT	128	173
Venture Corp. Ltd.	147	1,759
		31,808
South Africa-0.73%
Anglo American PLC	640	16,751
South Korea-2.31%
DGB Financial Group, Inc.	301	1,641
KEPCO Plant Service & Engineering Co. Ltd.	23	725
Lotte Chemical Corp.	46	7,314
Samsung Card Co. Ltd.	51	1,624
Samsung Fire & Marine Insurance Co. Ltd.	62	10,976
SK Innovation Co. Ltd.	231	25,196
Woori Financial Group, Inc.	705	6,004
		53,480
Spain-5.78%
Aena SME S.A.(a)	17	3,149
Banco Bilbao Vizcaya Argentaria S.A.	5,632	29,138
Banco Santander S.A.	14,097	55,522
Mapfre S.A.	5,606	14,363
Telefonica S.A.	4,551	30,810
Zardoya Otis S.A.	75	566
		133,548
Sweden-1.25%
Hennes & Mauritz AB, Class B	796	17,479
Skandinaviska Enskilda Banken AB, Class A	569	5,622
Telia Co. AB	1,334	5,709
		28,810
Switzerland-3.45%
Adecco Group AG	276	16,226
Swisscom AG	14	7,688
UBS Group AG	1,889	23,503
Zurich Insurance Group AG	78	32,407
		79,824
United Kingdom-22.41%
Aviva PLC	6,634	34,840
Babcock International Group PLC	438	3,400
Barratt Developments PLC	418	4,423
Bellway PLC	56	2,942
BP PLC	17,615	106,046
British American Tobacco PLC	479	21,200
BT Group PLC	7,130	15,125
Cineworld Group PLC	815	1,905
Direct Line Insurance Group PLC	327	1,456
GlaxoSmithKline PLC	1,103	25,939
HSBC Holdings PLC	6,779	49,309
International Consolidated Airlines Group S.A.	1,536	11,525

Invesco International Ultra Dividend Revenue ETF (RIDV)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
United Kingdom-(continued)
International Consolidated Airlines Group S.A., ADR	388	$5,770
ITV PLC	1,276	2,277
Kingfisher PLC	3,209	8,629
Legal & General Group PLC	9,839	39,623
Lloyds Banking Group PLC	34,926	26,146
National Grid PLC	979	12,980
Pennon Group PLC	93	1,359
Phoenix Group Holdings PLC	1,945	19,434
Royal Dutch Shell PLC, Class A	3,826	100,586
Severn Trent PLC	47	1,598
SSE PLC	317	6,304
Standard Life Aberdeen PLC	425	1,689
United Utilities Group PLC	126	1,683
WPP PLC	931	11,597
		517,785
	Shares	Value
United States-0.12%
Sims Ltd.	398	$2,859
Total Common Stocks & Other Equity Interests (Cost $2,467,094)		2,309,150
Money Market Funds-0.14%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(d) (Cost $3,162)	3,162	3,162
TOTAL INVESTMENTS IN SECURITIES-100.08% (Cost $2,470,256)		2,312,312
OTHER ASSETS LESS LIABILITIES-(0.08)%		(1,802)
NET ASSETS-100.00%		$2,310,510

Investment Abbreviations:
ADR-American Depositary Receipt
CVA-Dutch Certificates
FDR-Fiduciary Depositary Receipt
REIT-Real Estate Investment Trust
Rts.-Rights

Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2020 was $52,432, which represented 2.27% of the Fund’s Net Assets.
(b)	Non-income producing security.
(c)	Security valued using significant unobservable inputs (Level 3). See Additional Valution Information.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Except for the Fund listed below, as of January 31, 2020, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Emerging Markets Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,303,550	$8,448,650	$16	$10,752,216
Exchange-Traded Funds	1,097,445	-	-	1,097,445
Non-U.S. Dollar Denominated Bonds & Notes	-	30	-	30
Money Market Funds	7,774	-	-	7,774
Total Investments	$3,408,769	$8,448,680	$16	$11,857,465
Invesco International Ultra Dividend Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,309,150	$-	$0	$2,309,150
Money Market Funds	3,162	-	-	3,162
Total Investments	$2,312,312	$-	$0	$2,312,312
Subsequent Event
The World Health Organization has declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Funds’ ability to achieve their investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedules of Investments may materially differ from the value received upon actual sales of those investments.